Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 97.2%
Australia 1.1%
33,952	Rio Tinto PLC	$2,438,242
Brazil 4.5%
247,209	Banco BTG Pactual SA(a)	2,502,561
95,331	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,519,702
131,388	Embraer SA	2,069,991
530	MercadoLibre, Inc.*	1,098,043
102,395	NU Holdings Ltd. Class A*	1,780,649
		9,970,946
China 26.6%
514,936	Alibaba Group Holding Ltd.	10,019,883
4,111,000	China Construction Bank Corp. Class H	4,313,863
335,000	China Merchants Bank Co. Ltd. Class H	2,250,315
56,536	Contemporary Amperex Technology Co. Ltd. Class A	2,984,375
50,100	Eastroc Beverage Group Co. Ltd. Class A	1,868,395
62,500	Meituan Class B*(b)	822,812
54,856	Montage Technology Co. Ltd. Class A	919,452
21,847	NAURA Technology Group Co. Ltd. Class A	1,322,272
14,254	NetEase, Inc. ADR	1,967,765
326,300	Neway Valve Suzhou Co. Ltd. Class A	2,272,132
20,465	PDD Holdings, Inc. ADR*	2,375,577
318,500	Ping An Insurance Group Co. of China Ltd. Class H	2,319,473
62,000	Pop Mart International Group Ltd.(b)	1,790,131
87,850	Sieyuan Electric Co. Ltd. Class A	1,783,119
182,900	Tencent Holdings Ltd.	14,365,043
1,122,700	Weichai Power Co. Ltd. Class A	2,748,828
593,800	Xiaomi Corp. Class B*(b)	3,128,474
292,108	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	1,647,727
		58,899,636
Congo 0.8%
178,081	Ivanhoe Mines Ltd. Class A*(c)	1,863,468
Greece 1.1%
597,221	Alpha Bank SA	2,434,416
Hungary 1.8%
23,355	OTP Bank Nyrt	2,429,065
52,359	Richter Gedeon Nyrt	1,549,650
		3,978,715
Number of Shares		Value
India 19.6%
12,509	Apollo Hospitals Enterprise Ltd.	$1,026,130
562,638	Aptus Value Housing Finance India Ltd.	1,754,951
19,227	ASK Automotive Ltd.	106,359
83,714	AurionPro Solutions Ltd.	1,027,619
62,497	Bajaj Finserv Ltd.	1,463,148
54,167	Bharti Airtel Ltd.	1,271,704
185,925	BlackBuck Ltd.*	1,379,147
121,784	CG Power & Industrial Solutions Ltd.	913,916
43,959	Data Patterns India Ltd.	1,460,001
7,137	Dixon Technologies India Ltd.(b)	1,166,368
29,118	Doms Industries Ltd.	818,712
72,789	HDFC Bank Ltd.	819,214
133,904	ICICI Bank Ltd.	2,078,452
84,724	JB Chemicals & Pharmaceuticals Ltd.	1,675,773
1,019,597	JSW Cement Ltd.*(b)	1,308,586
93,572	Jyoti CNC Automation Ltd.*(b)	1,058,612
76,405	Kfin Technologies Ltd.	903,731
47,458	Mahindra & Mahindra Ltd.	1,995,467
40,221	Netweb Technologies India Ltd.	1,479,877
3,047,740	Pine Labs Ltd.*#(b)(d)	8,483,142
151,296	PNB Housing Finance Ltd.(b)	1,530,762
123,306	Reliance Industries Ltd.	2,162,912
77,846	Shyam Metalics & Energy Ltd.	709,424
33,156	Sun Pharmaceutical Industries Ltd.	679,078
38,338	TVS Motor Co. Ltd.	1,515,133
156,092	TVS Motor Co. Ltd.*(e)	17,451
89,521	Venus Pipes & Tubes Ltd.(b)	1,276,048
10,810	Voltamp Transformers Ltd.	987,369
124,087	XPRO India Ltd.	1,429,433
57,916	Yasho Industries Ltd.	1,033,711
		43,532,230
Indonesia 0.8%
5,580,700	Telkom Indonesia Persero Tbk. PT	1,176,119
28,486	Telkom Indonesia Persero Tbk. PT ADR(c)	613,873
		1,789,992
Korea 11.6%
6,188	Cosmax, Inc.	698,472
2,974	HD Hyundai Electric Co. Ltd.	1,567,232
7,823	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,180,961
11,806	Hyundai Rotem Co. Ltd.	1,410,475
32,500	Kia Corp.	2,521,504
50,274	Samsung Electronics Co. Ltd.	2,563,866
122,032	Samsung Electronics Co. Ltd.	8,339,317
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Korea – cont'd
16,352	Sanil Electric Co. Ltd.	$1,594,449
13,546	SK Hynix, Inc.	4,881,773
		25,758,049
Mexico 1.9%
932,475	FIBRA Macquarie Mexico(b)	1,617,554
262,885	Grupo Financiero Banorte SAB de CV Class O	2,506,334
		4,123,888
Peru 0.9%
8,039	Credicorp Ltd.	2,067,711
Philippines 0.7%
664,229	BDO Unibank, Inc.	1,483,741
Poland 0.9%
26,496	Bank Polska Kasa Opieki SA	1,450,697
76,445	Zabka Group SA*	487,103
		1,937,800
Saudi Arabia 1.2%
106,567	Al Rajhi Bank	2,725,773
Singapore 0.4%
6,322	Sea Ltd. ADR*	878,821
South Africa 1.8%
75,161	Bid Corp. Ltd.	1,794,157
136,158	Standard Bank Group Ltd.	2,097,530
		3,891,687
Taiwan 17.4%
74,000	Acter Group Corp. Ltd.	1,641,038
204,000	ASE Technology Holding Co. Ltd.	1,491,732
64,000	Delta Electronics, Inc.	1,900,526
639,000	Far EasTone Telecommunications Co. Ltd.	1,793,720
466,000	Hon Hai Precision Industry Co. Ltd.	3,348,192
53,000	MediaTek, Inc.	2,355,743
567,839	Taiwan Semiconductor Manufacturing Co. Ltd.	26,053,470
		38,584,421
United Arab Emirates 1.8%
398,455	Abu Dhabi Islamic Bank PJSC	2,158,884
Number of Shares		Value
United Arab Emirates – cont'd
2,028,655	Adnoc Gas PLC	$1,800,622
		3,959,506
United States 1.9%
5,198	Broadcom, Inc.	2,094,586
11,358	NVIDIA Corp.	2,010,366
		4,104,952
Vietnam 0.4%
684,700	Vietnam Technological & Commercial Joint Stock Bank	876,705

Total Common Stocks (Cost $153,780,306)		215,300,699
Preferred Stocks 1.6%
India 1.6%
217,973	Gupshup, Inc., Series F*#(e)(f) (Cost$4,983,996)	3,559,499
Participatory Notes 0.0%‡
India 0.0%‡
1	Hexaware Technologies Ltd. (issuer JP Morgan Structured Products), Expires 2/27/26* (Cost $8)	8

Short-Term Investments 1.7%
Investment Companies 1.7%
3,195,146	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(g)	3,195,146
655,109	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(h)(g)	655,109
Total Short-Term Investments (Cost $3,850,255)		3,850,255
Total Investments 100.5% (Cost $162,614,565)		222,710,461
Liabilities Less Other Assets (0.5)%		(1,165,461)
Net Assets 100.0%		$221,545,000

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
(a)	Security represented in Units.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $22,182,489, which represents 10.0% of net assets of the Fund.

(c)
All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at
November 30, 2025 amounted to $2,372,681, collateralized by cash collateral of $655,109 and non-cash
(U.S. Treasury Securities) collateral of $1,876,372 for the Fund.

(d)
Security is subject to a lock-up agreement. Fair value is based on the unadjusted market price of the equivalent security. As of November 30, 2025, the total fair value of unadjusted securities subject to contractual sale restrictions is $8,483,142, which represents 3.8% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
Pine Labs Ltd.	3,047,740	180 days	5/13/2026

(e)
Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2025 amounted to $3,576,950, which represents 1.6% of net assets of the Fund.

(f)	Value determined using significant unobservable inputs.
(g)	Represents 7-day effective yield as of November 30, 2025.
(h)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $12,042,641, which represents 5.4% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2025	Fair Value Percentage of Net Assets as of 11/30/2025
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$3,559,499	1.6%
Pine Labs Ltd.	7/6/2021	8,935,387	8,483,142	3.8%
Total		$13,919,383	$12,042,641	5.4%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$41,129,394	18.6%
Banks	31,473,349	14.2%
Technology Hardware, Storage & Peripherals	15,511,534	7.0%
Broadline Retail	14,372,324	6.5%
Interactive Media & Services	14,365,043	6.5%
Financial Services	13,232,003	6.0%
Electrical Equipment	9,830,460	4.4%
Machinery	9,671,008	4.4%
Metals & Mining	6,287,182	2.8%
Automobiles	6,049,555	2.7%
Electronic Equipment, Instruments & Components	5,248,718	2.4%
Oil, Gas & Consumable Fuels	3,963,534	1.8%
Pharmaceuticals	3,904,501	1.8%
IT Services	3,559,507	1.6%
Aerospace & Defense	3,529,992	1.6%
Capital Markets	3,406,292	1.5%
Wireless Telecommunication Services	3,065,424	1.4%
Water Utilities	2,519,702	1.1%
Chemicals	2,463,144	1.1%
Software	2,406,766	1.1%
Insurance	2,319,473	1.1%
Consumer Staples Distribution & Retail	2,281,260	1.0%
Entertainment	1,967,765	0.9%
Beverages	1,868,395	0.8%
Specialty Retail	1,790,131	0.8%
Diversified Telecommunication Services	1,789,992	0.8%
Automobile Components	1,754,086	0.8%
Construction & Engineering	1,641,038	0.7%
Industrial REITs	1,617,554	0.7%
Construction Materials	1,308,586	0.6%
Household Durables	1,166,368	0.5%
Health Care Providers & Services	1,026,130	0.5%
Hotels, Restaurants & Leisure	822,812	0.4%
Commercial Services & Supplies	818,712	0.4%
Personal Care Products	698,472	0.3%
Short-Term Investments and Other Liabilities—Net	2,684,794	1.2%
	$221,545,000	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
India	$43,514,779	$17,451	$—	$43,532,230
Saudi Arabia	—	2,725,773	—	2,725,773
Other Common Stocks#	169,042,696	—	—	169,042,696
Total Common Stocks	212,557,475	2,743,224	—	215,300,699
Participatory Notes#	8	—	—	8
Preferred Stocks#	—	—	3,559,499	3,559,499
Short-Term Investments	—	3,850,255	—	3,850,255
Total Investments	$212,557,483	$6,593,479	$3,559,499	$222,710,461

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2025
Investments in Securities:
Common Stocks(1)	$2,656	$—	$—	$—	$—	$—	$—	$(2,656)	$—	$—
Preferred Stocks(2)	9,749	—	—	808	—	(6,998)	—	—	3,559	—
Total	$12,405	$—	$—	$808	$—	$(6,998)	$—	$(2,656)	$3,559	$—
(1) Transfers out of Level 3 were attributable to unadjusted quoted prices in active markets becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(2) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$3,559,499	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.7x	2.7x	Increase
			Discount Rate	3.7%	3.7%	Decrease
			Term (Years)	2.1	2.1	Decrease
			Expected Volatility	65.0%	65.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 4.8%
880,740	BAE Systems PLC	$19,253,742
9,340	Lockheed Martin Corp.	4,276,412
67,665	RTX Corp.	11,835,285
1,999,800	Singapore Technologies Engineering Ltd.	12,808,844
		48,174,283
Banks 8.8%
398,190	Bank of America Corp.	21,362,894
102,930	JPMorgan Chase & Co.(a)	32,225,324
391,146	Wells Fargo & Co.	33,579,884
		87,168,102
Beverages 1.2%
163,030	Coca-Cola Co.	11,920,754
Capital Markets 4.5%
38,095	CME Group, Inc.	10,722,218
16,796	Goldman Sachs Group, Inc.	13,874,168
120,286	Morgan Stanley	20,407,723
		45,004,109
Chemicals 1.6%
265,580	Nutrien Ltd.	15,448,789
Construction & Engineering 2.7%
411,700	Ferrovial SE	26,995,354
Construction Materials 3.6%
82,450	CRH PLC	9,890,702
102,230	Heidelberg Materials AG	26,243,258
		36,133,960
Diversified Telecommunication Services 3.3%
311,345	Deutsche Telekom AG	10,025,807
6,244,000	Singapore Telecommunications Ltd.	22,791,310
		32,817,117
Electrical Equipment 3.4%
26,100	Eaton Corp. PLC	9,027,729
184,010	Emerson Electric Co.	24,543,254
		33,570,983
Energy Equipment & Services 1.7%
567,210	Noble Corp. PLC	17,367,970
Entertainment 1.9%
682,860	Warner Music Group Corp. Class A	19,283,966
Food Products 2.2%
117,953	Hershey Co.	22,184,600
Number of Shares		Value
Gas Utilities 5.2%
519,825	MDU Resources Group, Inc.	$11,082,669
258,535	Southwest Gas Holdings, Inc.	21,471,332
480,806	UGI Corp.	19,015,877
		51,569,878
Ground Transportation 1.2%
52,350	Union Pacific Corp.	12,136,300
Health Care Equipment & Supplies 2.5%
191,670	Abbott Laboratories	24,706,263
Health Care Providers & Services 0.6%
375,495	Sonic Healthcare Ltd.	5,737,994
Health Care REITs 1.2%
146,910	Ventas, Inc.	11,845,353
Hotels, Restaurants & Leisure 3.3%
106,075	Darden Restaurants, Inc.	19,048,949
43,160	McDonald's Corp.	13,458,151
		32,507,100
Household Products 1.5%
98,774	Procter & Gamble Co.	14,634,356
Industrial REITs 0.5%
84,375	Terreno Realty Corp.	5,297,906
Insurance 3.8%
262,325	American International Group, Inc.	19,978,672
39,645	Progressive Corp.	9,070,380
114,350	Unum Group	8,687,169
		37,736,221
IT Services 2.1%
68,486	International Business Machines Corp.	21,133,410
Media 0.7%
509,660	Informa PLC	6,479,078
Metals & Mining 6.2%
214,719	Agnico Eagle Mines Ltd.	37,453,435
59,965	Southern Copper Corp.	8,082,097
227,455	Valterra Platinum Ltd.	15,822,760
		61,358,292
Multi-Utilities 5.4%
1,776,606	Algonquin Power & Utilities Corp.	10,943,893
636,525	CenterPoint Energy, Inc.	25,448,270
179,995	Sempra	17,049,126
		53,441,289
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Oil, Gas & Consumable Fuels 5.6%
143,028	Expand Energy Corp.	$17,439,404
204,865	Exxon Mobil Corp.	23,747,951
237,700	Williams Cos., Inc.	14,483,061
		55,670,416
Pharmaceuticals 6.5%
330,900	AstraZeneca PLC ADR	30,681,048
107,605	Merck & Co., Inc.	11,280,232
475,321	Roche Holding AG ADR	22,734,604
		64,695,884
Residential REITs 1.1%
370,130	Invitation Homes, Inc.	10,437,666
Retail REITs 2.5%
968,841	Brixmor Property Group, Inc.	25,325,504
Semiconductors & Semiconductor Equipment 2.4%
49,382	Analog Devices, Inc.	13,103,020
66,605	Texas Instruments, Inc.	11,207,623
		24,310,643
Software 1.1%
22,250	Microsoft Corp.	10,947,223
Specialized REITs 0.9%
322,321	VICI Properties, Inc.	9,289,291
Number of Shares		Value
Specialty Retail 2.6%
42,700	Home Depot, Inc.	$15,240,484
188,344	Industria de Diseno Textil SA	10,541,613
		25,782,097
Tobacco 1.7%
107,641	Philip Morris International, Inc.	16,951,305
Transportation Infrastructure 0.6%
237,000	Aena SME SA(b)	6,449,623
Total Common Stocks (Cost $668,057,204)		984,513,079

Short-Term Investments 0.9%
Investment Companies 0.9%
9,215,709	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(c) (Cost $9,215,709)	9,215,709
Total Investments 99.8% (Cost $677,272,913)		993,728,788
Other Assets Less Liabilities 0.2%(d)		1,748,235
Net Assets 100.0%		$995,477,023

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $6,449,623, which represents 0.6% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of November 30, 2025.
(d)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$745,749,788	74.9%
Canada	63,846,117	6.4%
United Kingdom	56,413,868	5.7%
Germany	36,269,065	3.6%
Singapore	35,600,154	3.6%
Spain	16,991,236	1.7%
South Africa	15,822,760	1.6%
Mexico	8,082,097	0.8%
Australia	5,737,994	0.6%
Short-Term Investments and Other Assets—Net	10,963,944	1.1%
	$995,477,023	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At November 30, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
Wells Fargo & Co.	250	$(2,146,250)	$100	12/19/2025	$(875)
Capital Markets
Goldman Sachs Group, Inc.	25	(2,065,100)	880	12/19/2025	(8,437)
IT Services
International Business Machines Corp.	75	(2,314,350)	340	12/19/2025	(4,013)
International Business Machines Corp.	75	(2,314,350)	350	12/19/2025	(2,138)
					(6,151)
Metals & Mining
Agnico Eagle Mines Ltd.	100	(1,744,300)	210	12/19/2025	(4,000)
Total calls					$(19,463)
Puts
Health Care Providers & Services
Cigna Group	150	(4,159,200)	210	12/19/2025	(5,250)(a)(b)
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	150	(2,693,700)	150	12/19/2025	(6,000)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	100	(1,682,700)	135	12/19/2025	(2,600)
Texas Instruments, Inc.	100	(1,682,700)	140	12/19/2025	(3,200)
					(5,800)
Total puts					$(17,050)
Total options written (premium received $103,992)					$(36,513)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee.
At November 30, 2025, the Fund had securities pledged in the amount of $16,655,856 to cover collateral requirements for options written.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$984,513,079	$—	$—	$984,513,079
Short-Term Investments	—	9,215,709	—	9,215,709
Total Investments	$984,513,079	$9,215,709	$—	$993,728,788

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(31,263)	$—	$(5,250)	$(36,513)
Total	$(31,263)	$—	$(5,250)	$(36,513)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2025
Other Financial Instruments
Written Option Contracts(1)	$(13)	$—	$42	$(7)	$—	$(27)	$—	$—	$(5)	$22
Total	$(13)	$—	$42	$(7)	$—	$(27)	$—	$—	$(5)	$22
(1) At November 30, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 91.6%
Aerospace & Defense 3.8%
130,091	Airbus SE	$30,852,640
Banks 6.5%
2,774,191	Barclays PLC	15,809,172
9,070,000	China CITIC Bank Corp. Ltd. Class H	8,352,629
140,303	Commerzbank AG	5,514,020
314,159	UniCredit SpA(a)	23,355,962
		53,031,783
Biotechnology 0.3%
108,000	Caris Life Sciences, Inc.*	2,757,240
Broadline Retail 8.4%
75,402	Alibaba Group Holding Ltd. ADR	11,860,735
190,757	Amazon.com, Inc.*	44,488,347
6,123	MercadoLibre, Inc.*	12,685,509
		69,034,591
Chemicals 0.9%
38,933	Air Liquide SA	7,457,195
Construction Materials 1.3%
90,734	CRH PLC	10,884,451
Diversified Telecommunication Services 3.1%
791,568	Deutsche Telekom AG	25,489,755
Electric Utilities 3.6%
179,693	Alliant Energy Corp.	12,483,272
139,540	American Electric Power Co., Inc.	17,270,866
		29,754,138
Entertainment 6.2%
127,470	Netflix, Inc.*	13,713,223
37,918	ROBLOX Corp. Class A*	3,603,347
114,688	Walt Disney Co.	11,981,455
878,949	Warner Bros Discovery, Inc.*	21,094,776
		50,392,801
Financial Services 1.1%
26,219	Visa, Inc. Class A	8,768,682
Food Products 1.3%
114,349	Danone SA	10,213,652
Gas Utilities 1.3%
262,300	UGI Corp.	10,373,965
Ground Transportation 1.4%
128,490	Uber Technologies, Inc.*	11,248,015
Number of Shares		Value
Health Care Equipment & Supplies 3.8%
95,922	Abbott Laboratories	$12,364,346
187,728	Boston Scientific Corp.*	19,069,410
		31,433,756
Health Care Providers & Services 1.6%
14,930	McKesson Corp.	13,155,122
Hotels, Restaurants & Leisure 4.7%
950,457	Carnival Corp.*	24,502,782
69,903	DoorDash, Inc. Class A*	13,866,658
		38,369,440
Interactive Media & Services 5.8%
39,511	Alphabet, Inc. Class C	12,648,261
53,454	Meta Platforms, Inc. Class A	34,635,519
		47,283,780
Multi-Utilities 2.0%
407,073	CenterPoint Energy, Inc.	16,274,779
Oil, Gas & Consumable Fuels 3.1%
114,379	DT Midstream, Inc.	13,892,473
150,337	Shell PLC ADR	11,090,361
		24,982,834
Pharmaceuticals 5.0%
37,997	Eli Lilly & Co.	40,864,634
Professional Services 0.6%
7,874	CACI International, Inc. Class A*	4,859,045
Semiconductors & Semiconductor Equipment 9.0%
100,289	Advanced Micro Devices, Inc.*	21,815,866
107,387	Lam Research Corp.	16,752,372
199,618	NVIDIA Corp.	35,332,386
		73,900,624
Software 13.8%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,050,908
5,343	Constellation Software, Inc.	12,934,447
20,526	CyberArk Software Ltd.*	9,413,019
18,482	Fair Isaac Corp.*	33,375,350
67,930	Microsoft Corp.	33,422,239
54,596	Oracle Corp.	11,025,662
14,752	ServiceNow, Inc.*	11,984,672
		113,206,297
Tobacco 3.0%
155,498	Philip Morris International, Inc.	24,487,825

Total Common Stocks (Cost $509,179,385)		749,077,044
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 0.4%
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(b)(c)	$1,028,501
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(b)(c)	999,995
Specialty Retail 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	1,420,100

Total Preferred Stocks (Cost $2,999,995)		3,448,596
Warrants 0.0%‡
Software 0.0%‡
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	1

Short-Term Investments 7.8%
Investment Companies 7.8%
63,561,583	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(d)	63,561,583
Number of Shares		Value
Investment Companies – cont'd
77,788	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(d)(e)	$77,788
Total Short-Term Investments (Cost $63,639,371)		63,639,371
Total Investments 99.8% (Cost $575,818,751)		816,165,012
Other Assets Less Liabilities 0.2%		1,746,755
Net Assets 100.0%		$817,911,767

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at November 30, 2025 amounted to $74,063 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2025 amounted to $4,499,505, which represents 0.6% of net assets of the Fund.

(d)	Represents 7-day effective yield as of November 30, 2025.
(e)	Represents investment of cash collateral received from securities lending.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $4,499,504, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2025	Fair Value Percentage of Net Assets as of 11/30/2025
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,050,908	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,028,501	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,420,100	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$4,499,504	0.6%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$587,999,924	71.9%
France	48,523,487	5.9%
Germany	31,003,775	3.8%
Italy	23,355,962	2.9%
China	20,213,364	2.5%
United Kingdom	15,809,172	1.9%
Canada	12,934,448	1.6%
Brazil	12,685,509	1.5%
Short-Term Investments and Other Assets—Net	65,386,126	8.0%
	$817,911,767	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$112,155,389	$—	$1,050,908	$113,206,297
Other Common Stocks#	635,870,747	—	—	635,870,747
Total Common Stocks	748,026,136	—	1,050,908	749,077,044
Preferred Stocks#	—	—	3,448,596	3,448,596
Warrants#	—	—	1	1
Short-Term Investments	—	63,639,371	—	63,639,371
Total Investments	$748,026,136	$63,639,371	$4,499,505	$816,165,012

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2025
Investments in Securities:
Common Stocks(1)	$1,051	$—	$—	$—	$—	$—	$—	$—	$1,051	$—
Preferred Stocks(1)	3,361	—	—	88	—	—	—	—	3,449	88
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,412	$—	$—	$88	$—	$—	$—	$—	$4,500	$88

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,050,908	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	10.3x	10.3x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
Preferred Stocks	3,448,596	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.9x - 6.3x	4.4x	Increase
			Discount Rate	3.5% - 15.0%	8.3%	Decrease
			Term (Years)	1.2 - 2.3	1.5	Decrease
			Expected Volatility	60.0%	60.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At November 30, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.4%
Aerospace & Defense 1.0%
453,170	VSE Corp.	$81,656,702
Banks 9.8%
2,340,441	Community Financial System, Inc.	132,843,431
487,496	Cullen/Frost Bankers, Inc.	60,313,005
2,008,282	First Financial Bankshares, Inc.	62,738,730
2,563,637	Glacier Bancorp, Inc.	108,441,845
1,158,080	Lakeland Financial Corp.	67,469,741
1,953,161	Prosperity Bancshares, Inc.	134,201,692
701,022	Stock Yards Bancorp, Inc.	46,386,626
1,086,135	UMB Financial Corp.	120,647,876
3,232,934	United Community Banks, Inc.	98,798,463
		831,841,409
Building Products 4.0%
575,463	Armstrong World Industries, Inc.	109,188,350
253,052	CSW Industrials, Inc.	68,797,247
4,767,608	Hayward Holdings, Inc.*	78,427,152
459,019	Simpson Manufacturing Co., Inc.	76,830,600
154,287	Trex Co., Inc.*	5,396,959
		338,640,308
Capital Markets 1.4%
394,448	Hamilton Lane, Inc. Class A	48,885,913
407,481	Houlihan Lokey, Inc.	71,472,167
		120,358,080
Chemicals 1.0%
3,371,859	Element Solutions, Inc.	87,398,585
Commercial Services & Supplies 4.1%
1,501,470	Brady Corp. Class A	117,475,013
616,702	Casella Waste Systems, Inc. Class A*	59,443,906
1,083,913	Rollins, Inc.	66,638,971
3,062,527	Tetra Tech, Inc.	106,392,188
		349,950,078
Construction & Engineering 3.3%
1,112,808	Arcosa, Inc.	118,558,564
402,349	Valmont Industries, Inc.	166,158,067
		284,716,631
Construction Materials 1.3%
351,868	Eagle Materials, Inc.	78,719,909
Number of Shares		Value
Construction Materials – cont'd
471,921	Knife River Corp.*	$35,318,568
		114,038,477
Containers & Packaging 1.0%
669,158	AptarGroup, Inc.	83,477,461
Diversified Consumer Services 1.1%
918,421	Bright Horizons Family Solutions, Inc.*	94,376,942
Electric Utilities 1.3%
831,056	IDACORP, Inc.	109,516,560
Electronic Equipment, Instruments & Components 4.2%
482,519	Advanced Energy Industries, Inc.	101,903,187
221,543	Badger Meter, Inc.	39,554,287
3,691,758	Knowles Corp.*	82,990,720
532,441	Littelfuse, Inc.	136,315,545
		360,763,739
Energy Equipment & Services 2.2%
2,208,000	Oceaneering International, Inc.*	53,875,200
287,125	TerraVest Industries, Inc.	26,074,809
2,033,301	Tidewater, Inc.*	109,838,920
		189,788,929
Financial Services 1.8%
661,187	Jack Henry & Associates, Inc.	115,363,908
565,055	Shift4 Payments, Inc. Class A*	41,689,758
		157,053,666
Gas Utilities 1.8%
696,376	Chesapeake Utilities Corp.	96,838,047
1,459,755	UGI Corp.	57,733,310
		154,571,357
Ground Transportation 0.5%
160,360	Saia, Inc.*	45,150,962
Health Care Equipment & Supplies 2.2%
1,704,670	Haemonetics Corp.*	138,674,904
202,910	UFP Technologies, Inc.*	45,997,668
		184,672,572
Health Care Providers & Services 1.3%
254,598	Chemed Corp.	111,816,896
Hotels, Restaurants & Leisure 1.5%
716,164	Texas Roadhouse, Inc.	125,507,741
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables 0.9%
294,253	Installed Building Products, Inc.	$78,865,689
Insurance 4.2%
1,145,537	AMERISAFE, Inc.(a)	46,737,910
4,810,061	Hagerty, Inc. Class A*	64,262,415
1,202,698	Stewart Information Services Corp.	92,162,747
75,555	White Mountains Insurance Group Ltd.	152,942,209
		356,105,281
Leisure Products 0.3%
268,262	Acushnet Holdings Corp.	22,560,834
Life Sciences Tools & Services 3.4%
1,896,350	Bio-Techne Corp.	122,333,539
467,968	Revvity, Inc.	48,860,539
2,429,659	Stevanato Group SpA	56,756,834
204,805	West Pharmaceutical Services, Inc.	56,782,186
		284,733,098
Machinery 15.3%
365,037	Crane Co.	66,893,030
2,186,014	Enerpac Tool Group Corp.	82,784,350
216,062	Enpro, Inc.	48,149,417
1,027,215	Esab Corp.	115,294,612
417,053	ESCO Technologies, Inc.	88,794,754
837,991	Federal Signal Corp.	95,530,974
4,758,194	Gates Industrial Corp. PLC*	108,296,495
714,511	Graco, Inc.	58,904,287
260,939	Kadant, Inc.	72,572,355
608,716	Lindsay Corp.(a)	69,959,730
679,732	Miller Industries, Inc.(a)	26,332,818
332,888	RBC Bearings, Inc.*	148,125,173
524,199	SPX Technologies, Inc.*	112,723,753
525,351	Standex International Corp.	128,795,051
1,142,585	Toro Co.	79,683,878
		1,302,840,677
Marine Transportation 1.8%
1,329,941	Kirby Corp.*	150,974,902
Media 2.2%
1,913,386	John Wiley & Sons, Inc. Class A	69,570,715
616,020	Nexstar Media Group, Inc. Class A	118,362,083
		187,932,798
Oil, Gas & Consumable Fuels 3.0%
3,924,738	CNX Resources Corp.*	152,436,824
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
2,865,828	Viper Energy, Inc. Class A	$104,688,697
		257,125,521
Professional Services 1.3%
252,212	CRA International, Inc.	44,475,064
969,573	Exponent, Inc.	70,100,128
		114,575,192
Real Estate Management & Development 2.5%
668,053	Colliers International Group, Inc.	96,192,951
721,242	FirstService Corp.	113,126,808
		209,319,759
Semiconductors & Semiconductor Equipment 4.0%
1,769,238	Lattice Semiconductor Corp.*	124,218,200
828,562	MKS, Inc.	129,578,811
2,509,380	Power Integrations, Inc.	84,315,168
		338,112,179
Software 7.1%
1,139,652	BlackLine, Inc.*	64,948,767
6,465,732	CCC Intelligent Solutions Holdings, Inc.*	48,169,703
581,459	Commvault Systems, Inc.*	71,810,186
3,197,694	Computer Modelling Group Ltd.	11,991,353
35,363	Fair Isaac Corp.*	63,859,566
534,918	Manhattan Associates, Inc.*	94,386,281
519,921	Qualys, Inc.*	73,230,873
771,074	SPS Commerce, Inc.*	64,245,886
159,127	Tyler Technologies, Inc.*	74,729,222
1,843,353	Vertex, Inc. Class A*	36,258,754
		603,630,591
Specialty Retail 4.0%
238,912	Asbury Automotive Group, Inc.*	55,563,764
688,517	Floor & Decor Holdings, Inc. Class A*	43,803,452
98,721	Murphy USA, Inc.	38,014,495
1,389,212	Tractor Supply Co.	76,101,033
1,434,671	Valvoline, Inc.*	44,919,549
192,375	Winmark Corp.(a)	79,068,049
		337,470,342
Trading Companies & Distributors 1.7%
385,682	SiteOne Landscape Supply, Inc.*	51,789,379
493,436	Transcat, Inc.*(a)	27,898,871
186,765	Watsco, Inc.	64,695,396
		144,383,646
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Water Utilities 1.9%
1,538,766	American States Water Co.	$113,514,767
872,264	Middlesex Water Co.	44,755,866
		158,270,633
Total Common Stocks (Cost $5,695,876,510)		8,372,198,237

Short-Term Investments 1.6%
Investment Companies 1.6%
6,526,213	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(b)	6,526,213
Number of Shares		Value
Investment Companies – cont'd
127,642,823	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.93%(b)	$127,642,823
Total Short-Term Investments (Cost $134,169,036)		134,169,036
Total Investments 100.0% (Cost $5,830,045,546)		8,506,367,273
Liabilities Less Other Assets (0.0)%‡		(3,145,834)
Net Assets 100.0%		$8,503,221,439

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,372,198,237	$—	$—	$8,372,198,237
Short-Term Investments	—	134,169,036	—	134,169,036
Total Investments	$8,372,198,237	$134,169,036	$—	$8,506,367,273

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2025	Value at November 30, 2025
Genesis
AMERISAFE, Inc.	$52,900,899	$—	$—	$(6,162,989)	$—	$446,759	1,145,537	$46,737,910
Lindsay Corp.	86,717,558	—	(2,919,599)	(14,191,848)	353,619	225,473	608,716	69,959,730
Miller Industries, Inc.	28,609,920	—	—	(2,277,102)	—	135,946	679,732	26,332,818
Transcat, Inc.	43,002,800	—	(1,314,207)	(14,037,857)	248,135	—*	493,436	27,898,871
Winmark Corp.	92,631,631	—	(3,267,956)	(11,169,917)	874,291	192,838	192,375	79,068,049
Total for affiliates held as of 11/30/25(b)	$303,862,808	$—	$(7,501,762)	$(47,839,713)	$1,476,045	$1,001,016		$249,997,378

*	Non-income producing security.
(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2025, these securities amounted to 2.94% of net assets of the Fund.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 99.2%
Australia 1.2%
450,244	Domino's Pizza Enterprises Ltd.(a)	$6,305,170
2,023,737	Steadfast Group Ltd.	6,879,591
		13,184,761
Austria 3.0%
91,435	BAWAG Group AG*(b)	12,239,855
180,608	Erste Group Bank AG	19,724,921
		31,964,776
Belgium 1.9%
327,537	Anheuser-Busch InBev SA	20,144,573
Canada 3.7%
298,165	Barrick Mining Corp.	12,326,141
133,697	Kinaxis, Inc.*	16,708,895
329,824	Triple Flag Precious Metals Corp.	11,045,806
		40,080,842
China 1.2%
645,800	Alibaba Group Holding Ltd.	12,566,300
Denmark 2.6%
70,164	DSV AS	15,992,928
245,731	Novo Nordisk AS Class B	12,099,147
		28,092,075
France 12.2%
221,471	Accor SA	11,976,974
34,551	Airbus SE	8,194,184
254,713	Bureau Veritas SA	8,148,982
147,552	Cie de Saint-Gobain SA	14,709,517
314,793	Edenred SE	6,751,806
296,152	Exosens SAS	14,411,348
31,013	L'Oreal SA	13,512,240
23,362	LVMH Moet Hennessy Louis Vuitton SE	17,221,998
46,379	Nexans SA	6,708,815
30,263	Safran SA	10,191,004
176,308	Societe Generale SA	12,258,765
151,956	SPIE SA	8,235,286
		132,320,919
Germany 12.0%
327,466	Bayer AG	11,580,049
134,047	Commerzbank AG	5,268,154
37,392	Deutsche Boerse AG	9,997,873
167,111	KION Group AG	12,512,937
371,065	RWE AG	18,827,244
55,636	SAP SE ADR	13,450,003
Number of Shares		Value
Germany – cont'd
101,055	Siemens AG	$26,762,192
170,207	Siemens Energy AG*	22,764,845
97,725	Symrise AG	8,098,509
		129,261,806
Ireland 1.0%
611,898	Bank of Ireland Group PLC	11,328,434
Israel 1.3%
72,773	Check Point Software Technologies Ltd.*	13,591,813
Italy 4.3%
464,781	Amplifon SpA(a)	7,138,292
279,868	Avio SpA(a)(b)	8,099,939
501,525	Intercos SpA(a)	6,713,614
58,397	Prysmian SpA	5,846,007
253,955	UniCredit SpA	18,880,132
		46,677,984
Japan 13.6%
865,300	Azbil Corp.(a)	8,163,103
501,600	Daiei Kankyo Co. Ltd.	11,966,568
323,100	Daifuku Co. Ltd.	10,224,395
629,000	Fujitsu Ltd.	16,705,924
635,900	Hitachi Ltd.	20,232,812
1,114,900	Japan Post Bank Co. Ltd.	13,406,076
182,200	Oracle Corp. Japan	15,665,653
152,700	Recruit Holdings Co. Ltd.	7,829,616
531,900	Renesas Electronics Corp.	6,307,243
1,540,300	Resona Holdings, Inc.	15,680,203
808,000	Simplex Holdings, Inc.	5,692,327
402,100	Socionext, Inc.	5,732,513
140,300	Tokyo Seimitsu Co. Ltd.	9,322,483
		146,928,916
Korea 1.6%
126,258	Kia Corp.	9,795,694
107,035	Samsung Electronics Co. Ltd.	7,314,465
		17,110,159
Luxembourg 2.1%
348,398	ArcelorMittal SA	15,025,987
112,120	Eurofins Scientific SE	7,626,671
		22,652,658
Netherlands 4.5%
4,510	Adyen NV*(b)	7,013,483
16,996	ASM International NV	9,352,967
7,635	ASML Holding NV	8,001,052
59,563	IMCD NV	5,339,513
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Netherlands – cont'd
745,214	ING Groep NV	$19,320,417
		49,027,432
Spain 0.7%
292,316	Fluidra SA(a)	8,104,168
Sweden 2.4%
460,673	Epiroc AB Class A	9,885,906
513,322	Munters Group AB(a)(b)	8,770,181
252,844	Sandvik AB	7,635,442
		26,291,529
Switzerland 4.5%
128,151	DSM-Firmenich AG	10,518,839
60,634	Galderma Group AG	12,076,982
1,867,029	International Workplace Group PLC	5,732,135
7,144	Partners Group Holding AG	8,473,551
130,239	Sandoz Group AG	9,196,011
15,717	Tecan Group AG(a)	2,707,871
		48,705,389
United Kingdom 20.3%
171,632	Ashtead Group PLC	10,975,326
107,186	AstraZeneca PLC	19,838,585
2,632,652	Barclays PLC	15,002,590
918,738	Beazley PLC	9,704,525
2,221,300	Chemring Group PLC	14,166,266
479,964	Compass Group PLC	15,079,094
6,550,864	Convatec Group PLC(b)	20,442,112
347,501	Experian PLC	15,294,606
36,841	Flutter Entertainment PLC*	7,682,914
2,722,633	GlobalData PLC(a)	4,237,199
443,786	Hiscox Ltd.	7,876,446
302,904	ICG PLC	8,328,835
114,054	London Stock Exchange Group PLC	13,456,826
Number of Shares		Value
United Kingdom – cont'd
2,357,398	NatWest Group PLC	$19,739,643
290,679	RELX PLC	11,669,480
1,044,877	Shawbrook Group PLC*(b)	5,776,563
1,867,390	SigmaRoc PLC*	2,958,136
473,965	St. James's Place PLC	8,744,788
766,211	Wise PLC Class A*	8,961,093
		219,935,027
United States 5.1%
171,546	Alcon AG	13,605,313
1,630,458	Haleon PLC	8,009,739
47,327	ICON PLC*	8,755,495
39,051	Schneider Electric SE	10,464,106
398,122	SLB Ltd.	14,427,941
		55,262,594
Total Common Stocks (Cost $921,527,946)		1,073,232,155

Short-Term Investments 2.0%
Investment Companies 2.0%
9,237,780	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(c)	9,237,780
11,984,436	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(c)(d)	11,984,436
Total Short-Term Investments (Cost $21,222,216)		21,222,216
Total Investments 101.2% (Cost $942,750,162)		1,094,454,371
Liabilities Less Other Assets (1.2)%		(12,724,055)
Net Assets 100.0%		$1,081,730,316

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at
November 30, 2025 amounted to $23,274,231, collateralized by cash collateral of $11,984,436 and non-cash (U.S. Treasury Securities) collateral of $12,675,352 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $62,342,133, which represents 5.8% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2025.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$168,625,753	15.6%
Pharmaceuticals	72,800,513	6.7%
Software	59,416,364	5.5%
Aerospace & Defense	55,062,741	5.1%
Capital Markets	49,001,873	4.5%
Machinery	48,362,848	4.5%
Professional Services	47,179,883	4.4%
Industrial Conglomerates	46,995,004	4.3%
Electrical Equipment	45,783,773	4.2%
Hotels, Restaurants & Leisure	41,044,152	3.8%
Semiconductors & Semiconductor Equipment	38,716,258	3.6%
Metals & Mining	38,397,934	3.5%
Health Care Equipment & Supplies	34,047,425	3.1%
Insurance	24,460,562	2.3%
Building Products	23,479,698	2.2%
Financial Services	22,726,382	2.1%
IT Services	22,398,251	2.1%
Personal Care Products	20,225,854	1.9%
Commercial Services & Supplies	20,201,854	1.9%
Beverages	20,144,573	1.9%
Life Sciences Tools & Services	19,090,037	1.8%
Independent Power and Renewable Electricity Producers	18,827,244	1.7%
Chemicals	18,617,348	1.7%
Textiles, Apparel & Luxury Goods	17,221,998	1.6%
Trading Companies & Distributors	16,314,839	1.5%
Air Freight & Logistics	15,992,928	1.5%
Energy Equipment & Services	14,427,941	1.3%
Broadline Retail	12,566,300	1.2%
Automobiles	9,795,694	0.9%
Electronic Equipment, Instruments & Components	8,163,103	0.7%
Technology Hardware, Storage & Peripherals	7,314,465	0.7%
Health Care Providers & Services	7,138,292	0.6%
Real Estate Management & Development	5,732,135	0.5%
Construction Materials	2,958,136	0.3%
Short-Term Investments and Other Liabilities—Net	8,498,161	0.8%
	$1,081,730,316	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,073,232,155	$—	$—	$1,073,232,155
Short-Term Investments	—	21,222,216	—	21,222,216
Total Investments	$1,073,232,155	$21,222,216	$—	$1,094,454,371

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 99.2%
Austria 3.2%
20,473	BAWAG Group AG*(a)	$2,740,597
45,172	Erste Group Bank AG	4,933,415
		7,674,012
Belgium 2.1%
83,442	Anheuser-Busch InBev SA	5,131,950
Canada 2.9%
66,752	Barrick Mining Corp.	2,759,528
34,512	Kinaxis, Inc.*	4,313,166
		7,072,694
China 1.4%
174,700	Alibaba Group Holding Ltd.	3,399,400
Denmark 2.7%
16,254	DSV AS	3,704,878
56,064	Novo Nordisk AS Class B	2,760,444
		6,465,322
France 13.1%
50,299	Accor SA	2,720,130
10,255	Airbus SE	2,432,096
87,767	AXA SA	3,960,398
97,049	Bureau Veritas SA	3,104,869
33,206	Cie de Saint-Gobain SA	3,310,319
10,908	L'Oreal SA	4,752,572
6,409	LVMH Moet Hennessy Louis Vuitton SE	4,724,586
6,775	Safran SA	2,281,468
39,761	Societe Generale SA	2,764,598
34,146	SPIE SA	1,850,549
		31,901,585
Germany 13.9%
73,867	Bayer AG	2,612,129
30,127	Commerzbank AG	1,184,015
8,335	Deutsche Boerse AG	2,228,612
7,042	Heidelberg Materials AG	1,807,738
50,761	KION Group AG	3,800,882
82,554	RWE AG	4,188,658
12,638	SAP SE ADR	3,055,236
24,814	Siemens AG	6,571,442
43,693	Siemens Energy AG*	5,843,851
29,775	Symrise AG	2,467,466
		33,760,029
Ireland 1.1%
139,832	Bank of Ireland Group PLC	2,588,794
Number of Shares		Value
Israel 1.2%
15,477	Check Point Software Technologies Ltd.*	$2,890,639
Italy 3.5%
116,475	Amplifon SpA(b)	1,788,869
23,418	Prysmian SpA(b)	2,344,329
57,076	UniCredit SpA	4,243,281
		8,376,479
Japan 11.0%
144,600	Fujitsu Ltd.	3,840,503
166,400	Hitachi Ltd.	5,294,449
250,600	Japan Post Bank Co. Ltd.	3,013,331
43,400	Oracle Corp. Japan	3,731,555
42,800	Recruit Holdings Co. Ltd.	2,194,548
145,200	Renesas Electronics Corp.	1,721,774
345,300	Resona Holdings, Inc.	3,515,142
91,900	Socionext, Inc.	1,310,167
32,100	Tokyo Seimitsu Co. Ltd.	2,132,942
		26,754,411
Korea 1.9%
32,003	Kia Corp.	2,482,944
32,610	Samsung Electronics Co. Ltd.	2,228,474
		4,711,418
Luxembourg 3.0%
90,252	ArcelorMittal SA	3,892,460
63,402	CVC Capital Partners PLC(a)(b)	1,047,300
33,613	Eurofins Scientific SE	2,286,437
		7,226,197
Netherlands 5.1%
1,337	Adyen NV*(a)	2,079,163
3,871	ASM International NV	2,130,227
1,745	ASML Holding NV	1,828,662
17,407	IMCD NV(b)	1,560,447
184,505	ING Groep NV	4,783,477
		12,381,976
Sweden 1.6%
105,090	Epiroc AB Class A(b)	2,255,200
57,462	Sandvik AB	1,735,251
		3,990,451
Switzerland 4.2%
31,461	DSM-Firmenich AG	2,582,369
17,971	Galderma Group AG	3,579,435
1,654	Partners Group Holding AG	1,961,821
29,377	Sandoz Group AG	2,074,273
		10,197,898
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom 18.7%
39,032	Ashtead Group PLC	$2,495,973
26,125	AstraZeneca PLC	4,835,361
183,268	BAE Systems PLC	4,006,398
716,633	Barclays PLC	4,083,848
115,518	Compass Group PLC	3,629,245
1,470,750	Convatec Group PLC(a)	4,589,507
90,569	Experian PLC	3,986,225
8,241	Flutter Entertainment PLC*	1,718,599
69,245	ICG PLC	1,904,003
33,600	London Stock Exchange Group PLC	3,964,344
531,106	NatWest Group PLC	4,447,210
82,890	RELX PLC	3,327,668
200,380	Wise PLC Class A*	2,343,511
		45,331,892
United States 8.6%
38,734	Alcon AG	3,071,994
6,749	Aon PLC Class A	2,388,606
488,501	Haleon PLC	2,399,795
Number of Shares		Value
United States – cont'd
10,630	ICON PLC*	$1,966,550
15,924	Royal Gold, Inc.	3,245,948
15,552	Schneider Electric SE	4,167,314
99,778	SLB Ltd.	3,615,955
		20,856,162
Total Common Stocks (Cost $212,028,391)		240,711,309

Short-Term Investments 0.6%
Investment Companies 0.6%
1,409,457	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(c) (Cost $1,409,457)	1,409,457
Total Investments 99.8% (Cost $213,437,848)		242,120,766
Other Assets Less Liabilities 0.2%		466,867
Net Assets 100.0%		$242,587,633

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $10,456,567, which represents 4.3% of net assets of the Fund.

(b)
All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at
November 30, 2025 amounted to $4,618,927, collateralized by non-cash (U.S. Treasury Securities) collateral of $4,906,124 for the Fund.

(c)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$38,297,708	15.8%
Pharmaceuticals	18,261,437	7.5%
Software	13,990,596	5.8%
Professional Services	12,613,310	5.2%
Electrical Equipment	12,355,494	5.1%
Industrial Conglomerates	11,865,891	4.9%
Capital Markets	11,106,080	4.6%
Metals & Mining	9,897,936	4.1%
Semiconductors & Semiconductor Equipment	9,123,772	3.8%
Aerospace & Defense	8,719,962	3.6%
Hotels, Restaurants & Leisure	8,067,974	3.3%
Machinery	7,791,333	3.2%
Health Care Equipment & Supplies	7,661,501	3.2%
Insurance	6,349,004	2.6%
Beverages	5,131,950	2.1%
Chemicals	5,049,835	2.1%
Personal Care Products	4,752,572	2.0%
Textiles, Apparel & Luxury Goods	4,724,586	1.9%
Financial Services	4,422,674	1.8%
Life Sciences Tools & Services	4,252,987	1.7%
Independent Power and Renewable Electricity Producers	4,188,658	1.7%
Trading Companies & Distributors	4,056,420	1.7%
IT Services	3,840,503	1.6%
Air Freight & Logistics	3,704,878	1.5%
Energy Equipment & Services	3,615,955	1.5%
Broadline Retail	3,399,400	1.4%
Building Products	3,310,319	1.4%
Automobiles	2,482,944	1.0%
Technology Hardware, Storage & Peripherals	2,228,474	0.9%
Commercial Services & Supplies	1,850,549	0.8%
Construction Materials	1,807,738	0.7%
Health Care Providers & Services	1,788,869	0.7%
Short-Term Investments and Other Assets—Net	1,876,324	0.8%
	$242,587,633	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$240,711,309	$—	$—	$240,711,309
Short-Term Investments	—	1,409,457	—	1,409,457
Total Investments	$240,711,309	$1,409,457	$—	$242,120,766

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 1.7%
300,284	Mercury Systems, Inc.*	$20,986,849
Automobile Components 0.9%
109,754	Lear Corp.	11,783,189
Banks 5.4%
762,968	Banc of California, Inc.	14,069,130
131,845	Glacier Bancorp, Inc.	5,577,043
1,648,569	Huntington Bancshares, Inc.	26,871,675
238,745	Texas Capital Bancshares, Inc.*	21,527,637
		68,045,485
Building Products 3.0%
1,150,136	Resideo Technologies, Inc.*	37,942,987
Commercial Services & Supplies 5.1%
49,287	Clean Harbors, Inc.*	11,215,750
1,725,744	Enviri Corp.*	31,650,145
861,631	OPENLANE, Inc.*	21,919,892
		64,785,787
Communications Equipment 7.6%
155,549	Ciena Corp.*	31,764,661
123,482	Harmonic, Inc.*	1,180,488
4,305,634	Ribbon Communications, Inc.*(a)	12,314,113
1,481,712	Viasat, Inc.*	50,867,173
		96,126,435
Construction & Engineering 1.8%
214,428	Arcosa, Inc.	22,845,159
Consumer Finance 0.6%
118,577	Bread Financial Holdings, Inc.	8,031,220
Containers & Packaging 2.4%
127,501	Avery Dennison Corp.	21,977,347
181,439	Sealed Air Corp.	7,792,805
		29,770,152
Electric Utilities 1.6%
397,619	Portland General Electric Co.	20,206,998
Electrical Equipment 2.0%
1,747,079	Babcock & Wilcox Enterprises, Inc.*	10,919,244
130,727	Bloom Energy Corp. Class A*	14,280,617
		25,199,861
Electronic Equipment, Instruments & Components 7.5%
107,253	Coherent Corp.*	17,617,378
1,289,462	Innoviz Technologies Ltd.*	1,650,511
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
184,957	IPG Photonics Corp.*	$14,729,976
91,934	Itron, Inc.*	9,105,143
363,816	nLight, Inc.*	12,817,238
68,456	OSI Systems, Inc.*	18,541,308
67,546	Rogers Corp.*	5,661,030
28,670	Teledyne Technologies, Inc.*	14,321,238
		94,443,822
Energy Equipment & Services 3.6%
220,433	Innovex International, Inc.*	4,853,935
681,534	Patterson-UTI Energy, Inc.	3,959,713
449,679	TechnipFMC PLC	20,352,471
2,083,703	TETRA Technologies, Inc.*	16,190,372
		45,356,491
Entertainment 1.7%
2,694,372	Lionsgate Studios Corp.*	20,100,015
121,436	Starz Entertainment Corp.*	1,332,153
		21,432,168
Food Products 0.7%
702,697	Hain Celestial Group, Inc.*	772,967
343,799	TreeHouse Foods, Inc.*	8,213,358
		8,986,325
Gas Utilities 3.1%
123,586	Atmos Energy Corp.	21,796,863
371,860	New Jersey Resources Corp.	17,879,029
		39,675,892
Health Care Equipment & Supplies 5.3%
1,447,975	Accuray, Inc.*	1,563,813
251,535	AtriCure, Inc.*	9,085,444
83,344	CONMED Corp.	3,618,796
666,061	CytoSorbents Corp.*	540,309
375,158	Haemonetics Corp.*	30,519,103
488,254	Integra LifeSciences Holdings Corp.*	6,405,893
313,181	Neogen Corp.*	1,872,822
1,136,052	OraSure Technologies, Inc.*	2,703,804
215,302	QuidelOrtho Corp.*	5,888,510
392,789	Varex Imaging Corp.*	4,544,569
		66,743,063
Health Care Providers & Services 0.4%
326,750	Acadia Healthcare Co., Inc.*	5,620,100
Hotels, Restaurants & Leisure 2.4%
1,681,950	Brightstar Lottery PLC	26,305,698
106,572	United Parks & Resorts, Inc.*	3,846,183
		30,151,881
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables 2.6%
257,824	Somnigroup International, Inc.	$23,596,052
116,822	Whirlpool Corp.	9,036,182
		32,632,234
Independent Power and Renewable Electricity Producers 4.3%
392,370	Ormat Technologies, Inc.	44,302,497
55,554	Vistra Corp.	9,936,388
		54,238,885
IT Services 2.9%
978,298	Kyndryl Holdings, Inc.*	25,269,437
1,560,869	Unisys Corp.*	4,183,129
69,227	Wix.com Ltd.*	6,625,716
		36,078,282
Life Sciences Tools & Services 0.8%
48,961	Charles River Laboratories International, Inc.*	8,721,913
1,067,680	Standard BioTools, Inc.*	1,601,520
		10,323,433
Machinery 2.0%
81,693	Albany International Corp. Class A	3,895,122
175,129	Helios Technologies, Inc.	9,455,215
1,301,865	Stratasys Ltd.*	11,443,393
		24,793,730
Media 1.5%
945,198	Criteo SA ADR*	18,790,536
Metals & Mining 1.7%
120,033	Alcoa Corp.	5,010,178
1,263,982	Cleveland-Cliffs, Inc.*	16,482,325
		21,492,503
Multi-Utilities 1.8%
321,925	Northwestern Energy Group, Inc.	22,241,798
Oil, Gas & Consumable Fuels 2.8%
471,521	CNX Resources Corp.*	18,313,876
442,298	Devon Energy Corp.	16,391,564
		34,705,440
Pharmaceuticals 1.0%
968,534	Amneal Pharmaceuticals, Inc.*	12,126,046
Professional Services 3.1%
1,833,275	Alight, Inc. Class A	4,234,865
3,712,730	Conduent, Inc.*	7,202,696
Number of Shares		Value
Professional Services – cont'd
655,115	KBR, Inc.	$27,003,841
		38,441,402
Semiconductors & Semiconductor Equipment 8.5%
208,554	CEVA, Inc.*	4,502,681
1,478,509	indie Semiconductor, Inc. Class A*	5,263,492
149,315	MACOM Technology Solutions Holdings, Inc.*	26,128,632
294,614	Rambus, Inc.*	28,156,260
178,635	Semtech Corp.*	13,247,571
1,001,569	Veeco Instruments, Inc.*	29,275,862
		106,574,498
Software 5.6%
949,243	Adeia, Inc.	11,742,136
1,462,880	Cognyte Software Ltd.*	12,288,192
219,805	LiveRamp Holdings, Inc.*	6,341,374
284,999	NCR Voyix Corp.*	2,881,340
429,161	OneSpan, Inc.	5,235,764
312,849	Radware Ltd.*	7,176,756
667,102	UiPath, Inc. Class A*	9,246,034
327,648	Varonis Systems, Inc.*	10,835,319
760,702	Xperi, Inc.*	4,404,465
		70,151,380
Specialty Retail 0.2%
268,046	Caleres, Inc.	3,138,819
Textiles, Apparel & Luxury Goods 0.4%
1,047,479	Under Armour, Inc. Class C*	4,640,332
Trading Companies & Distributors 2.8%
267,249	AerCap Holdings NV	35,811,366

Total Common Stocks (Cost $834,471,771)		1,244,314,548
Warrants 0.1%
Communications Equipment 0.1%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(b)	831,181
Health Care Equipment & Supplies 0.0%‡
131,579	CytoSorbents Corp.*(b)	0
Total Warrants (Cost $2,464,258)		831,181
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 1.1%
Investment Companies 1.1%
14,281,137	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(c) (Cost $14,281,137)	$14,281,137
Total Investments 100.0% (Cost $851,217,166)		1,259,426,866
Liabilities Less Other Assets (0.0)%‡		(315,521)
Net Assets 100.0%		$1,259,111,345

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)
Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2025 amounted to $831,181, which represents
0.1% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $831,181, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2025	Fair Value Percentage of Net Assets as of 11/30/2025
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$831,181	0.1%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,244,314,548	$—	$—	$1,244,314,548
Warrants#	—	831,181	—	831,181
Short-Term Investments	—	14,281,137	—	14,281,137
Total Investments	$1,244,314,548	$15,112,318	$—	$1,259,426,866

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 97.8%
Aerospace & Defense 2.3%
13,536	Boeing Co.*	$2,558,304
194,915	General Electric Co.	58,172,382
		60,730,686
Biotechnology 1.2%
145,035	AbbVie, Inc.	33,024,469
Broadline Retail 6.4%
736,162	Amazon.com, Inc.*	171,687,702
Capital Markets 3.5%
569,403	Brookfield Asset Management Ltd. Class A(a)	30,030,314
19,977	CME Group, Inc.	5,622,726
253,431	KKR & Co., Inc.	30,997,146
57,935	S&P Global, Inc.	28,899,716
		95,549,902
Commercial Services & Supplies 0.4%
50,531	Waste Management, Inc.	11,009,189
Consumer Staples Distribution & Retail 2.4%
37,142	Costco Wholesale Corp.	33,932,560
269,602	Walmart, Inc.	29,793,717
		63,726,277
Electric Utilities 0.6%
184,595	NextEra Energy, Inc.	15,928,702
Electrical Equipment 1.6%
399,266	nVent Electric PLC	42,829,264
Electronic Equipment, Instruments & Components 1.5%
286,235	Amphenol Corp. Class A	40,330,511
Entertainment 3.9%
607,050	Netflix, Inc.*	65,306,439
42,002	Spotify Technology SA*	25,153,737
126,325	Walt Disney Co.	13,197,173
		103,657,349
Financial Services 4.8%
131,196	MasterCard, Inc. Class A	72,227,334
170,195	Visa, Inc. Class A	56,920,016
		129,147,350
Ground Transportation 0.5%
64,194	Union Pacific Corp.	14,882,095
Health Care Equipment & Supplies 1.3%
358,826	Boston Scientific Corp.*	36,449,545
Health Care Technology 0.9%
644,599	Waystar Holding Corp.*	23,792,149
Number of Shares		Value
Hotels, Restaurants & Leisure 0.7%
61,713	McDonald's Corp.	$19,243,348
Interactive Media & Services 11.6%
647,467	Alphabet, Inc. Class A	207,305,984
159,959	Meta Platforms, Inc. Class A	103,645,434
		310,951,418
IT Services 0.3%
36,234	Cloudflare, Inc. Class A*	7,254,409
Leisure Products 0.1%
442,678	Peloton Interactive, Inc. Class A*	3,005,784
Life Sciences Tools & Services 0.7%
30,772	Thermo Fisher Scientific, Inc.	18,181,021
Machinery 1.6%
74,138	Caterpillar, Inc.	42,685,695
Media 0.2%
148,177	Trade Desk, Inc. Class A*	5,861,882
Multi-Utilities 1.5%
992,627	CenterPoint Energy, Inc.	39,685,227
Oil, Gas & Consumable Fuels 0.5%
219,149	Williams Cos., Inc.	13,352,749
Pharmaceuticals 2.8%
70,559	Eli Lilly & Co.	75,884,088
Professional Services 0.4%
52,298	Equifax, Inc.	11,106,526
Semiconductors & Semiconductor Equipment 13.9%
88,641	Advanced Micro Devices, Inc.*	19,282,077
19,271	ASML Holding NV	20,427,260
328,445	Broadcom, Inc.	132,350,197
1,133,373	NVIDIA Corp.	200,607,021
		372,666,555
Software 18.1%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,050,908
4,688	Canva, Inc.*#(b)(c)	7,717,104
76,021	Crowdstrike Holdings, Inc. Class A*	38,706,852
38,165	HubSpot, Inc.*	14,018,768
626,477	Microsoft Corp.	308,232,949
32,329	Salesforce, Inc.	7,453,128
45,236	ServiceNow, Inc.*	36,750,179
106,995	Superhuman Platform, Inc. Class A*#(b)(c)	1,234,722
106,548	Synopsys, Inc.*	44,538,130
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
121,902	Workday, Inc. Class A*	$26,284,509
		485,987,249
Specialty Retail 7.6%
476,269	Chewy, Inc. Class A*	16,559,873
1,297,807	Fanatics Holdings, Inc. Class A*#(b)(c)	86,135,451
157,135	Home Depot, Inc.	56,084,624
300,056	TJX Cos., Inc.	45,584,507
		204,364,455
Technology Hardware, Storage & Peripherals 5.7%
547,238	Apple, Inc.	152,597,316
Textiles, Apparel & Luxury Goods 0.3%
134,955	NIKE, Inc. Class B	8,722,142
Tobacco 0.5%
85,458	Philip Morris International, Inc.	13,457,926

Total Common Stocks (Cost $1,371,625,558)		2,627,752,980
Preferred Stocks 1.0%
Entertainment 0.0%‡
8,256	A24 Films LLC#(b)(c)(d)	1,209,242
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(b)(c)	2,146,891
461,441	Druva, Inc., Series 5*#(b)(c)	4,448,291
		6,595,182
Software 0.3%
10	Databricks, Inc., Series B*#(b)(c)	1,500
801	Databricks, Inc., Series C*#(b)(c)	120,150
16,466	Databricks, Inc., Series D*#(b)(c)	2,469,900
6,358	Databricks, Inc., Series E*#(b)(c)	953,700
3,258	Databricks, Inc., Series F*#(b)(c)	488,700
Number of Shares		Value
Software – cont'd
39	Databricks, Inc., Series G*#(b)(c)	$5,850
95	Databricks, Inc., Series H*#(b)(c)	14,250
12,228	Databricks, Inc., Series K*#(b)(c)	1,834,200
90,310	Signifyd, Inc., Series Seed*#(b)(c)	442,519
39,343	Signifyd, Inc., Series A*#(b)(c)	193,568
33,179	Superhuman Platform, Inc., Series 3*#(b)(c)	839,760
82,373	Videoamp, Inc., Series F1*#(b)(c)	1,300,011
		8,664,108
Specialty Retail 0.4%
7,000	Fabletics LLC, Series G*#(b)(c)	9,940,700
5,623	Savage X Fenty, Series C 1*#(b)(c)	13,525
72,983	Savage X Fenty, Series D*#(b)(c)	862,783
		10,817,008
Total Preferred Stocks (Cost $25,438,452)		27,285,540

Short-Term Investments 2.3%
Investment Companies 2.3%
33,629,103	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(e)	33,629,103
28,962,462	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(e)(f)	28,962,462
Total Short-Term Investments (Cost $62,591,565)		62,591,565
Total Investments 101.1% (Cost $1,459,655,575)		2,717,630,085
Liabilities Less Other Assets (1.1)%		(29,716,710)
Net Assets 100.0%		$2,687,913,375

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at November 30, 2025 amounted to $28,685,075 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2025 amounted to $123,423,725, which represents 4.6% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(d)	Security represented in Units.
(e)	Represents 7-day effective yield as of November 30, 2025.
(f)	Represents investment of cash collateral received from securities lending.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $123,423,725, which represents 4.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2025	Fair Value Percentage of Net Assets as of 11/30/2025
A24 Films LLC	2/25/2022	$940,028	$1,209,242	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.0%
Canva, Inc.	3/19/2024	5,000,507	7,717,104	0.3%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025	925	1,500	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025	74,092	120,150	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025	1,523,105	2,469,900	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025	588,115	953,700	0.0%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025	301,365	488,700	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025	3,608	5,850	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025	8,787	14,250	0.0%
Databricks, Inc. (Series K Preferred Shares)	9/8/2025	1,834,200	1,834,200	0.1%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,146,891	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,448,291	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	9,940,700	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,872	86,135,451	3.2%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	1,000,028	13,525	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	169,715	862,783	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	193,568	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	442,519	0.0%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	839,760	0.0%
Superhuman Platform, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,234,722	0.1%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$57,262,372	$123,423,725	4.6%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$475,984,515	$—	$10,002,734	$485,987,249
Specialty Retail	118,229,004	—	86,135,451	204,364,455
Other Common Stocks#	1,937,401,276	—	—	1,937,401,276
Total Common Stocks	2,531,614,795	—	96,138,185	2,627,752,980
Preferred Stocks#	—	—	27,285,540	27,285,540
Short-Term Investments	—	62,591,565	—	62,591,565
Total Investments	$2,531,614,795	$62,591,565	$123,423,725	$2,717,630,085

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2025
Investments in Securities:
Common Stocks(1)	$96,174	$—	$—	$(36)	$—	$—	$—	$—	$96,138	$(35)
Preferred Stocks(1)	23,761	—	—	481	1,835	—	—	—	26,077	481
Preferred Units(1)	1,209	—	—	—	—	—	—	—	1,209	—
Total	$121,144	$—	$—	$445	$1,835	$—	$—	$—	$123,424	$446

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$96,138,185	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.3x -10.3x	3.4x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.2 - 1.3	1.2	Decrease
			Expected Volatility	50.0% - 80.0%	63.8%	Decrease
			Transaction Price	$1,646.14	$1,646.14	Increase
Preferred Stocks	26,076,298	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.0x - 6.8x	3.5x	Increase
			Discount Rate	0.3% - 15.0%	9.1%	Decrease
			Term (Years)	1.2 - 2.5	1.3	Decrease
			Expected Volatility	30.0% -70.0%	58.6%	Decrease
			Transaction Price	$4.55 - $150.00	$131.16	Increase
Preferred Units	1,209,242	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 96.9%
Aerospace & Defense 3.6%
1,292,689	Boeing Co.*	$244,318,221
119,838	Northrop Grumman Corp.	68,577,296
		312,895,517
Air Freight & Logistics 0.2%
66,748	FedEx Corp.	18,401,089
Banks 9.8%
2,663,495	Bank of America Corp.	142,896,507
963,161	JPMorgan Chase & Co.	301,546,446
218,989	M&T Bank Corp.	41,656,087
756,529	PNC Financial Services Group, Inc.	144,285,211
901,024	Truist Financial Corp.	41,897,616
1,998,209	Wells Fargo & Co.	171,546,243
		843,828,110
Biotechnology 1.5%
99,347	Amgen, Inc.	34,320,415
747,844	Gilead Sciences, Inc.	94,108,689
		128,429,104
Building Products 0.4%
309,434	Johnson Controls International PLC	35,990,269
Capital Markets 6.8%
1,542,986	Charles Schwab Corp.	143,081,092
622,426	CME Group, Inc.	175,188,022
534,359	Morgan Stanley	90,659,348
326,415	S&P Global, Inc.	162,825,595
144,469	State Street Corp.	17,194,700
		588,948,757
Chemicals 2.9%
3,211,012	Dow, Inc.	76,582,636
410,857	Linde PLC	168,582,844
		245,165,480
Communications Equipment 1.7%
1,909,893	Cisco Systems, Inc.	146,947,167
Consumer Finance 1.7%
657,520	Capital One Financial Corp.	144,042,906
Consumer Staples Distribution & Retail 1.8%
1,428,965	Walmart, Inc.	157,914,922
Electric Utilities 3.1%
202,088	Constellation Energy Corp.	73,632,784
360,469	Duke Energy Corp.	44,676,528
1,949,170	FirstEnergy Corp.	93,014,392
Number of Shares		Value
Electric Utilities – cont'd
597,544	NextEra Energy, Inc.	$51,562,072
		262,885,776
Electrical Equipment 0.5%
112,569	Rockwell Automation, Inc.	44,561,564
Energy Equipment & Services 0.5%
1,797,331	Halliburton Co.	47,126,019
Entertainment 2.1%
916,273	Walt Disney Co.	95,723,040
3,694,379	Warner Bros Discovery, Inc.*	88,665,096
		184,388,136
Financial Services 0.5%
83,293	Berkshire Hathaway, Inc. Class B*	42,796,776
Food Products 0.9%
1,268,357	Mondelez International, Inc. Class A	73,019,313
Ground Transportation 0.4%
151,511	Union Pacific Corp.	35,124,795
Health Care Equipment & Supplies 3.5%
789,766	Abbott Laboratories	101,800,838
1,882,164	Medtronic PLC	198,248,334
		300,049,172
Health Care Providers & Services 3.1%
69,008	HCA Healthcare, Inc.	35,076,076
388,928	Humana, Inc.	95,586,835
328,200	Quest Diagnostics, Inc.	62,088,876
216,546	UnitedHealth Group, Inc.	71,410,374
		264,162,161
Hotels, Restaurants & Leisure 3.3%
2,591,929	Carnival Corp.*	66,819,930
1,682,170	Las Vegas Sands Corp.	114,656,707
775,880	Wynn Resorts Ltd.	99,840,238
		281,316,875
Household Products 2.0%
743,136	Colgate-Palmolive Co.	59,740,703
776,183	Procter & Gamble Co.	114,999,273
		174,739,976
Industrial Conglomerates 2.2%
1,087,303	3M Co.	187,070,481
Insurance 0.3%
67,809	Aon PLC Class A	23,998,961
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Interactive Media & Services 2.1%
574,401	Alphabet, Inc. Class C	$183,877,248
IT Services 0.7%
194,533	International Business Machines Corp.	60,028,993
Life Sciences Tools & Services 1.0%
369,398	Danaher Corp.	83,772,078
Machinery 2.6%
133,555	Caterpillar, Inc.	76,895,627
293,290	Cummins, Inc.	146,052,554
		222,948,181
Metals & Mining 11.3%
730,013	Agnico Eagle Mines Ltd.	127,336,167
1,800,955	BHP Group Ltd. ADR(a)	98,566,267
3,569,880	Freeport-McMoRan, Inc.	153,433,442
1,368,923	Rio Tinto PLC ADR	98,494,010
2,246,545	Southern Copper Corp.	302,789,293
353,665	Steel Dynamics, Inc.	59,355,597
1,200,536	Wheaton Precious Metals Corp.	132,118,987
		972,093,763
Multi-Utilities 0.7%
608,424	Sempra	57,629,921
Oil, Gas & Consumable Fuels 10.6%
1,346,170	Chevron Corp.	203,446,672
529,820	ConocoPhillips	46,989,736
866,608	EOG Resources, Inc.	93,463,673
463,945	EQT Corp.	28,235,693
3,088,533	Exxon Mobil Corp.	358,022,745
791,525	Phillips 66	108,407,264
1,197,399	Williams Cos., Inc.	72,957,521
		911,523,304
Pharmaceuticals 7.0%
1,648,195	Johnson & Johnson	341,044,509
1,286,150	Merck & Co., Inc.	134,827,105
4,997,906	Pfizer, Inc.	128,646,100
		604,517,714
Number of Shares		Value
Professional Services 0.8%
589,740	Paychex, Inc.	$65,868,061
Semiconductors & Semiconductor Equipment 3.5%
168,428	Advanced Micro Devices, Inc.*	36,638,143
4,206,186	Intel Corp.*	170,602,904
389,837	Micron Technology, Inc.	92,188,654
		299,429,701
Specialized REITs 1.1%
354,981	Public Storage	97,456,484
Textiles, Apparel & Luxury Goods 1.3%
1,764,127	NIKE, Inc. Class B	114,015,528
Tobacco 1.4%
777,120	Philip Morris International, Inc.	122,380,858
Total Common Stocks (Cost $6,589,331,844)		8,339,345,160

Short-Term Investments 2.8%
Investment Companies 2.8%
241,092,921	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(b)	241,092,921
795,200	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(b)(c)	795,200
Total Short-Term Investments (Cost $241,888,121)		241,888,121
Total Investments 99.7% (Cost $6,831,219,965)		8,581,233,281
Other Assets Less Liabilities 0.3%		26,468,014
Net Assets 100.0%		$8,607,701,295

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at November 30, 2025 amounted to $777,166 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2025.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,339,345,160	$—	$—	$8,339,345,160
Short-Term Investments	—	241,888,121	—	241,888,121
Total Investments	$8,339,345,160	$241,888,121	$—	$8,581,233,281

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.7%
Aerospace & Defense 8.1%
53,989	Axon Enterprise, Inc.*	$29,161,619
37,942	Curtiss-Wright Corp.	21,410,291
107,297	HEICO Corp.	34,003,492
319,400	Howmet Aerospace, Inc.	65,346,046
379,889	Rocket Lab Corp.*	16,008,522
		165,929,970
Banks 1.4%
1,628,831	NU Holdings Ltd. Class A*	28,325,371
Biotechnology 5.2%
97,038	Alnylam Pharmaceuticals, Inc.*	43,786,457
133,835	Insmed, Inc.*	27,806,898
141,657	Natera, Inc.*	33,829,108
		105,422,463
Broadline Retail 2.6%
1,353,400	Coupang, Inc.*	38,111,744
125,635	Ollie's Bargain Outlet Holdings, Inc.*	15,466,925
		53,578,669
Building Products 0.5%
88,277	Builders FirstSource, Inc.*	9,907,328
Capital Markets 7.1%
232,589	Ares Management Corp. Class A	36,481,584
100,471	Evercore, Inc. Class A	32,157,753
432,870	Robinhood Markets, Inc. Class A*	55,619,466
373,771	TPG, Inc.	22,082,391
		146,341,194
Construction & Engineering 5.2%
352,200	API Group Corp.*	13,933,032
40,057	Comfort Systems USA, Inc.	39,133,285
113,353	Quanta Services, Inc.	52,695,543
		105,761,860
Consumer Staples Distribution & Retail 1.9%
36,778	Casey's General Stores, Inc.	20,980,378
236,200	U.S. Foods Holding Corp.*	18,581,854
		39,562,232
Diversified Consumer Services 0.2%
21,313	Grand Canyon Education, Inc.*	3,361,913
Diversified Telecommunication Services 0.6%
228,894	AST SpaceMobile, Inc.*(a)	12,863,843
Number of Shares		Value
Electrical Equipment 2.8%
316,194	Vertiv Holdings Co. Class A	$56,829,548
Electronic Equipment, Instruments & Components 2.3%
62,288	Celestica, Inc.*	21,452,610
297,273	Corning, Inc.	25,030,387
		46,482,997
Entertainment 3.4%
736,865	ROBLOX Corp. Class A*	70,024,281
Financial Services 3.5%
572,779	Affirm Holdings, Inc.*	40,638,670
890,238	Toast, Inc. Class A*	30,437,237
		71,075,907
Health Care Equipment & Supplies 0.9%
301,653	Dexcom, Inc.*	19,145,916
Health Care Providers & Services 4.6%
168,138	Cencora, Inc.	62,031,152
132,808	Encompass Health Corp.	15,434,946
196,570	RadNet, Inc.*	16,274,030
		93,740,128
Health Care Technology 1.8%
120,534	Veeva Systems, Inc. Class A*	28,963,115
232,211	Waystar Holding Corp.*	8,570,908
		37,534,023
Hotels, Restaurants & Leisure 9.0%
65,376	DoorDash, Inc. Class A*	12,968,637
145,100	Flutter Entertainment PLC*	30,298,331
238,742	Hilton Worldwide Holdings, Inc.	68,048,632
205,451	Royal Caribbean Cruises Ltd.	54,701,329
70,875	Wingstop, Inc.	18,762,739
		184,779,668
Household Durables 1.2%
56,200	TopBuild Corp.*	25,430,500
Independent Power and Renewable Electricity Producers 2.7%
312,967	Vistra Corp.	55,977,278
Interactive Media & Services 2.7%
258,563	Reddit, Inc. Class A*	55,971,132
IT Services 3.2%
328,069	Cloudflare, Inc. Class A*	65,682,694
Life Sciences Tools & Services 2.3%
430,466	Stevanato Group SpA(a)	10,055,686
46,899	Waters Corp.*	18,919,995
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services – cont'd
68,210	West Pharmaceutical Services, Inc.	$18,911,222
		47,886,903
Oil, Gas & Consumable Fuels 1.1%
251,092	Cameco Corp.*	22,224,153
Pharmaceuticals 0.5%
135,572	Corcept Therapeutics, Inc.*	10,764,417
Semiconductors & Semiconductor Equipment 3.6%
69,936	Credo Technology Group Holding Ltd.*	12,420,634
65,024	Monolithic Power Systems, Inc.	60,353,326
		72,773,960
Software 7.8%
38,755	AppLovin Corp. Class A*	23,232,847
290,187	Datadog, Inc. Class A*	46,432,822
182,974	Guidewire Software, Inc.*	39,518,725
408,732	IREN Ltd.*(a)	19,541,477
125,590	Zscaler, Inc.*	31,585,885
		160,311,756
Specialty Retail 7.4%
166,015	Carvana Co.*	62,172,617
368,781	O'Reilly Automotive, Inc.*	37,505,028
96,470	Ross Stores, Inc.	17,013,449
313,664	Wayfair, Inc. Class A*	34,753,971
		151,445,065
Number of Shares		Value
Technology Hardware, Storage & Peripherals 1.4%
318,028	Pure Storage, Inc. Class A*	$28,291,771
Trading Companies & Distributors 3.7%
918,431	Fastenal Co.	37,104,612
880,700	QXO, Inc.*(a)	16,495,511
28,100	United Rentals, Inc.	22,906,558
		76,506,681
Total Common Stocks (Cost $1,814,868,743)		2,023,933,621

Short-Term Investments 2.8%
Investment Companies 2.8%
25,146,817	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(b)	25,146,817
31,752,882	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(b)(c)	31,752,882
Total Short-Term Investments (Cost $56,899,699)		56,899,699
Total Investments 101.5% (Cost $1,871,768,442)		2,080,833,320
Liabilities Less Other Assets (1.5)%		(30,353,908)
Net Assets 100.0%		$2,050,479,412

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at
November 30, 2025 amounted to $45,981,731, collateralized by cash collateral of $31,752,882 and non-cash (U.S. Treasury Securities) collateral of $15,483,485 for the Fund.

(b)	Represents 7-day effective yield as of November 30, 2025.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$2,023,933,621	$—	$—	$2,023,933,621
Short-Term Investments	—	56,899,699	—	56,899,699
Total Investments	$2,023,933,621	$56,899,699	$—	$2,080,833,320

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 2.8%
907	General Dynamics Corp.	$309,858
4,046	L3Harris Technologies, Inc.	1,127,580
		1,437,438
Air Freight & Logistics 2.8%
3,283	FedEx Corp.	905,057
10,221	GXO Logistics, Inc.*	518,614
		1,423,671
Automobile Components 2.5%
16,158	Aptiv PLC*	1,253,053
Automobiles 1.6%
11,034	General Motors Co.	811,220
Banks 4.7%
32,724	First Horizon Corp.	731,054
49,004	Huntington Bancshares, Inc.	798,765
18,672	Truist Financial Corp.	868,248
		2,398,067
Building Products 3.5%
12,247	Fortune Brands Innovations, Inc.	632,312
21,919	Resideo Technologies, Inc.*	723,108
11,518	Trex Co., Inc.*	402,900
		1,758,320
Chemicals 0.7%
6,446	Ashland, Inc.	340,993
Communications Equipment 3.4%
6,651	Ciena Corp.*	1,358,201
993	Motorola Solutions, Inc.	367,092
		1,725,293
Construction & Engineering 2.1%
10,090	Arcosa, Inc.	1,074,989
Consumer Finance 1.0%
7,335	Bread Financial Holdings, Inc.	496,800
Consumer Staples Distribution & Retail 1.7%
7,663	Dollar Tree, Inc.*	849,137
Containers & Packaging 2.2%
1,977	Avery Dennison Corp.	340,775
17,643	Sealed Air Corp.	757,767
		1,098,542
Electric Utilities 2.1%
22,650	FirstEnergy Corp.	1,080,858
Number of Shares		Value
Electrical Equipment 0.7%
957	Rockwell Automation, Inc.	$378,838
Electronic Equipment, Instruments & Components 7.8%
1,664	CDW Corp.	239,982
7,218	Coherent Corp.*	1,185,629
12,304	IPG Photonics Corp.*	979,890
5,220	Itron, Inc.*	516,989
2,069	Teledyne Technologies, Inc.*	1,033,507
		3,955,997
Energy Equipment & Services 1.5%
15,454	Baker Hughes Co.	775,791
Entertainment 1.4%
89,436	Lionsgate Studios Corp.*	667,192
6,012	Starz Entertainment Corp.*	65,952
		733,144
Food Products 0.4%
8,818	TreeHouse Foods, Inc.*	210,662
Health Care Equipment & Supplies 3.0%
10,201	Haemonetics Corp.*	829,851
7,230	Zimmer Biomet Holdings, Inc.	705,070
		1,534,921
Health Care Providers & Services 2.2%
1,253	McKesson Corp.	1,104,043
Hotels, Restaurants & Leisure 5.6%
54,430	Brightstar Lottery PLC	851,285
20,823	MGM Resorts International*	734,844
16,409	Travel & Leisure Co.	1,125,329
4,434	United Parks & Resorts, Inc.*	160,023
		2,871,481
Independent Power and Renewable Electricity Producers 1.5%
2,810	Ormat Technologies, Inc.	317,277
2,592	Vistra Corp.	463,605
		780,882
Industrial REITs 1.2%
15,528	STAG Industrial, Inc.	609,940
Insurance 3.1%
1,968	Allstate Corp.	419,144
5,567	Globe Life, Inc.	750,042
7,342	Ryan Specialty Holdings, Inc.	426,350
		1,595,536
IT Services 1.6%
11,642	Kyndryl Holdings, Inc.*	300,713
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services – cont'd
5,453	Wix.com Ltd.*	$521,906
		822,619
Life Sciences Tools & Services 1.6%
1,205	Charles River Laboratories International, Inc.*	214,659
2,496	IQVIA Holdings, Inc.*	574,105
		788,764
Machinery 2.1%
47,784	Gates Industrial Corp. PLC*	1,087,564
Metals & Mining 1.6%
19,553	Alcoa Corp.	816,142
Multi-Utilities 4.2%
33,416	CenterPoint Energy, Inc.	1,335,971
12,340	Dominion Energy, Inc.	774,582
		2,110,553
Oil, Gas & Consumable Fuels 4.9%
13,643	Devon Energy Corp.	505,610
7,465	EOG Resources, Inc.	805,100
19,258	Williams Cos., Inc.	1,173,390
		2,484,100
Professional Services 4.0%
164,641	Alight, Inc. Class A	380,321
12,128	Concentrix Corp.	439,155
143,129	Conduent, Inc.*	277,670
22,081	KBR, Inc.	910,179
		2,007,325
Real Estate Management & Development 1.9%
2,898	Jones Lang LaSalle, Inc.*	943,850
Retail REITs 1.8%
13,075	Regency Centers Corp.	930,417
Semiconductors & Semiconductor Equipment 5.2%
13,165	Enphase Energy, Inc.*	379,810
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
20,062	Intel Corp.*	$813,715
3,739	MACOM Technology Solutions Holdings, Inc.*	654,288
12,095	Skyworks Solutions, Inc.	797,665
		2,645,478
Software 4.9%
8,689	Docusign, Inc.*	602,582
51,733	UiPath, Inc. Class A*	717,019
11,155	Varonis Systems, Inc.*	368,896
9,734	Zoom Communications, Inc.*	827,001
		2,515,498
Specialty Retail 0.7%
4,338	Best Buy Co., Inc.	343,917
Technology Hardware, Storage & Peripherals 3.3%
50,553	Hewlett Packard Enterprise Co.	1,105,594
6,506	Pure Storage, Inc. Class A*	578,774
		1,684,368
Textiles, Apparel & Luxury Goods 0.4%
45,804	Under Armour, Inc. Class C*	202,912
Trading Companies & Distributors 2.3%
8,646	AerCap Holdings NV	1,158,564
Total Common Stocks (Cost $38,027,978)		50,841,687

Short-Term Investments 0.0%‡
Investment Companies 0.0%‡
11,310	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(a) (Cost $11,310)	11,310
Total Investments 100.0% (Cost $38,039,288)		50,852,997
Other Assets Less Liabilities 0.0%‡		21,469
Net Assets 100.0%		$50,874,466

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$50,841,687	$—	$—	$50,841,687
Short-Term Investments	—	11,310	—	11,310
Total Investments	$50,841,687	$11,310	$—	$50,852,997

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.8%
Automobiles 3.5%
120,000	General Motors Co.	$8,822,400
Banks 2.7%
22,000	JPMorgan Chase & Co.	6,887,760
Broadline Retail 4.0%
43,000	Amazon.com, Inc.*	10,028,460
Capital Markets 10.2%
211,150	Brookfield Corp.	9,924,050
33,000	Intercontinental Exchange, Inc.	5,190,900
31,000	Morgan Stanley	5,259,460
60,000	Nasdaq, Inc.	5,455,200
		25,829,610
Chemicals 1.0%
6,000	Linde PLC	2,461,920
Commercial Services & Supplies 1.7%
42,000	Veralto Corp.	4,251,240
Communications Equipment 1.9%
13,000	Motorola Solutions, Inc.	4,805,840
Construction Materials 1.7%
19,000	Eagle Materials, Inc.	4,250,680
Consumer Staples Distribution & Retail 4.0%
38,000	BJ's Wholesale Club Holdings, Inc.*	3,390,740
85,000	U.S. Foods Holding Corp.*	6,686,950
		10,077,690
Electric Utilities 3.2%
63,000	Alliant Energy Corp.	4,376,610
42,000	NextEra Energy, Inc.	3,624,180
		8,000,790
Electrical Equipment 3.0%
33,000	nVent Electric PLC	3,539,910
10,000	Rockwell Automation, Inc.	3,958,600
		7,498,510
Financial Services 7.5%
40,000	Apollo Global Management, Inc.	5,274,000
19,500	Berkshire Hathaway, Inc. Class B*	10,019,295
11,000	Visa, Inc. Class A	3,678,840
		18,972,135
Food Products 1.2%
52,000	Mondelez International, Inc. Class A	2,993,640
Number of Shares		Value
Ground Transportation 2.8%
35,000	CSX Corp.	$1,237,600
27,000	Uber Technologies, Inc.*	2,363,580
15,000	Union Pacific Corp.	3,477,450
		7,078,630
Health Care Providers & Services 2.6%
13,000	HCA Healthcare, Inc.	6,607,770
Hotels, Restaurants & Leisure 4.0%
145,000	Aramark	5,389,650
41	Booking Holdings, Inc.	201,502
14,500	McDonald's Corp.	4,521,390
		10,112,542
Insurance 1.9%
16,500	Chubb Ltd.	4,886,970
Interactive Media & Services 7.2%
42,000	Alphabet, Inc. Class C	13,445,040
7,500	Meta Platforms, Inc. Class A	4,859,625
		18,304,665
Life Sciences Tools & Services 1.7%
19,000	Danaher Corp.	4,308,820
Machinery 3.0%
15,000	Allison Transmission Holdings, Inc.	1,329,900
8,000	Nordson Corp.	1,901,280
21,000	Westinghouse Air Brake Technologies Corp.	4,379,550
		7,610,730
Pharmaceuticals 1.9%
4,500	Eli Lilly & Co.	4,839,615
Professional Services 1.2%
35,000	TransUnion	2,976,750
Semiconductors & Semiconductor Equipment 9.5%
3,300	ASML Holding NV	3,498,000
24,000	Broadcom, Inc.	9,671,040
60,500	NVIDIA Corp.	10,708,500
		23,877,540
Software 7.4%
25,000	Microsoft Corp.	12,300,250
31,500	Oracle Corp.	6,361,425
		18,661,675
Specialty Retail 3.1%
15,000	Lowe's Cos., Inc.	3,637,200
27,500	TJX Cos., Inc.	4,177,800
		7,815,000
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 5.0%
45,000	Apple, Inc.	$12,548,250
Wireless Telecommunication Services 1.9%
23,500	T-Mobile U.S., Inc.	4,911,735
Total Common Stocks (Cost $151,928,613)		249,421,367

Short-Term Investments 1.3%
Investment Companies 1.3%
3,232,753	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(a) (Cost $3,232,753)	3,232,753
Total Investments 100.1% (Cost $155,161,366)		252,654,120
Liabilities Less Other Assets (0.1)%		(207,051)
Net Assets 100.0%		$252,447,069

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$249,421,367	$—	$—	$249,421,367
Short-Term Investments	—	3,232,753	—	3,232,753
Total Investments	$249,421,367	$3,232,753	$—	$252,654,120

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Fund†^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 96.7%
Aerospace & Defense 2.8%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	$27,141,088
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	29,130,496
		56,271,584
Banks 3.0%
394,465	Bank of America Corp.	21,163,047
119,972	JPMorgan Chase & Co.	37,560,834
		58,723,881
Broadline Retail 8.7%
736,102	Amazon.com, Inc.*	171,673,708
Building Products 1.2%
53,869	Trane Technologies PLC	22,704,706
Capital Markets 5.9%
1,802,258	Interactive Brokers Group, Inc. Class A	117,182,815
Communications Equipment 2.1%
325,009	Arista Networks, Inc.*	42,472,176
Consumer Finance 1.9%
175,279	Capital One Financial Corp.	38,398,371
Financial Services 10.8%
58	Berkshire Hathaway, Inc. Class A*	44,665,800
169,003	Berkshire Hathaway, Inc. Class B*	86,835,431
206,158	Fiserv, Inc.*	12,672,532
129,052	MasterCard, Inc. Class A	71,046,998
		215,220,761
Ground Transportation 1.0%
573,779	CSX Corp.	20,288,825
Health Care Equipment & Supplies 1.0%
103,756	Becton Dickinson & Co.	20,130,739
Health Care Providers & Services 6.4%
156,462	Cencora, Inc.	57,723,526
145,838	Cigna Group	40,437,960
244,034	DaVita, Inc.*	29,205,989
		127,367,475
Hotels, Restaurants & Leisure 2.0%
1,243,634	Compass Group PLC	39,071,418
Number of Shares		Value
Household Products 1.0%
254,184	Colgate-Palmolive Co.	$20,433,852
Insurance 1.9%
168,104	Progressive Corp.	38,460,514
Interactive Media & Services 13.4%
829,563	Alphabet, Inc. Class A	265,609,481
IT Services 5.8%
356,188	GoDaddy, Inc. Class A*	45,542,198
2,670,742	Kyndryl Holdings, Inc.*	68,985,266
		114,527,464
Machinery 0.8%
185,420	Otis Worldwide Corp.	16,474,567
Materials 0.5%
29,261	Sherwin-Williams Co.	10,056,713
Oil, Gas & Consumable Fuels 1.1%
825,848	Coterra Energy, Inc.	22,165,760
Pharmaceuticals 1.2%
61,066	Roche Holding AG	23,368,217
Semiconductors & Semiconductor Equipment 6.0%
288,094	Applied Materials, Inc.	72,671,712
844,000	Taiwan Semiconductor Manufacturing Co. Ltd.	38,724,231
49,433	Texas Instruments, Inc.	8,318,091
		119,714,034
Software 10.3%
14,436	Intuit, Inc.	9,153,579
397,510	Microsoft Corp.	195,578,895
		204,732,474
Specialty Retail 2.3%
72,059	Home Depot, Inc.	25,719,298
130,163	TJX Cos., Inc.	19,774,363
		45,493,661
Technology Hardware, Storage & Peripherals 2.8%
198,788	Apple, Inc.	55,432,034
Trading Companies & Distributors 2.8%
55,724	United Rentals, Inc.	45,425,090
10,772	W.W. Grainger, Inc.	10,218,643
		55,643,733

Total Common Stocks (Cost $953,340,707)		1,921,618,963
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 2.3%
Aerospace & Defense 2.3%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	$44,755,320
Principal Amount

Short-Term Investments 0.9%
Certificates of Deposit 0.0%‡
$100,000	Carver Federal Savings Bank, 3.92%, due 12/23/2025	100,000
250,000	Self Help Credit Union, 0.10%, due 2/16/2026	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 12/1/2025	250,000
		600,000
Number of Shares		Value
Investment Companies 0.9%
17,711,505	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(c)	$17,711,505
Total Short-Term Investments (Cost $18,311,505)		18,311,505
Total Investments 99.9% (Cost $988,752,122)		1,984,685,788
Other Assets Less Liabilities 0.1%		2,093,174
Net Assets 100.0%		$1,986,778,962

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2025 amounted to $101,026,904, which represents 5.1% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $101,026,904, which represents 5.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2025	Fair Value Percentage of Net Assets as of 11/30/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$44,755,320	2.2%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	27,141,088	1.4%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	29,130,496	1.5%
Total		$38,599,902	$101,026,904	5.1%
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$56,271,584	$56,271,584
Other Common Stocks#	1,865,347,379	—	—	1,865,347,379
Total Common Stocks	1,865,347,379	—	56,271,584	1,921,618,963
Preferred Stocks#	—	—	44,755,320	44,755,320
Short-Term Investments	—	18,311,505	—	18,311,505
Total Investments	$1,865,347,379	$18,311,505	$101,026,904	$1,984,685,788

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2025
Investments in Securities:
Common Stocks(1)	$56,272	$—	$—	$—	$—	$—	$—	$—	$56,272	$—
Preferred Stocks(1)	44,755	—	—	—	—	—	—	—	44,755	—
Total	$101,027	$—	$—	$—	$—	$—	$—	$—	$101,027	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$56,271,584	Market Approach	Transaction Price	$212.00	$212.00	Increase
Preferred Stocks	44,755,320	Market Approach	Transaction Price	$212.00	$212.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

† Formerly known as Sustainable Equity Fund through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.5%
Apartments 9.5%
173,625	AvalonBay Communities, Inc.	$31,589,333
31,368	Essex Property Trust, Inc.	8,269,232
434,873	GO Residential Real Estate Investment Trust(a)	4,800,998
476,315	UDR, Inc.	17,347,392
		62,006,955
Data Centers 9.9%
110,999	Digital Realty Trust, Inc.	17,773,160
62,330	Equinix, Inc.	46,953,812
		64,726,972
Free Standing 5.4%
172,732	Agree Realty Corp.	12,992,901
442,071	Essential Properties Realty Trust, Inc.	13,995,968
146,379	Realty Income Corp.	8,432,894
		35,421,763
Gaming 1.3%
197,368	Gaming & Leisure Properties, Inc.	8,591,429
Health Care 20.4%
124,680	Alexandria Real Estate Equities, Inc.	6,691,575
265,423	American Healthcare REIT, Inc.	13,478,180
268,941	Omega Healthcare Investors, Inc.	12,349,771
435,535	Ventas, Inc.	35,117,187
317,971	Welltower, Inc.	66,207,922
		133,844,635
Industrial 9.3%
38,636	EastGroup Properties, Inc.	7,000,070
419,732	Prologis, Inc.	53,948,154
		60,948,224
Manufactured Homes 4.3%
266,881	Equity LifeStyle Properties, Inc.	16,778,808
86,352	Sun Communities, Inc.	11,125,592
		27,904,400
Office 3.0%
250,808	Cousins Properties, Inc.	6,465,830
3,656,534	Hudson Pacific Properties, Inc.*	7,239,937
Number of Shares		Value
Office – cont'd
127,922	SL Green Realty Corp.	$6,028,964
		19,734,731
Regional Malls 5.2%
461,645	Macerich Co.	8,014,157
138,329	Simon Property Group, Inc.	25,773,460
		33,787,617
Self Storage 5.8%
116,803	Extra Space Storage, Inc.	15,554,656
82,912	Public Storage	22,762,660
		38,317,316
Shopping Centers 4.6%
70,299	Federal Realty Investment Trust	6,940,620
286,450	InvenTrust Properties Corp.	8,175,283
738,690	Kimco Realty Corp.	15,261,335
		30,377,238
Single Family Homes 3.4%
111,705	American Homes 4 Rent Class A	3,587,965
652,842	Invitation Homes, Inc.	18,410,144
		21,998,109
Specialty 2.9%
219,405	Iron Mountain, Inc.	18,945,622
Telecommunications 13.5%
323,667	American Tower Corp.	58,671,117
51,312	Crown Castle, Inc.	4,683,760
127,690	SBA Communications Corp.	24,806,336
		88,161,213
Total Common Stocks (Cost $658,686,109)		644,766,224

Short-Term Investments 1.5%
Investment Companies 1.5%
9,885,457	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(b) (Cost $9,885,457)	9,885,457
Total Investments 100.0% (Cost $668,571,566)		654,651,681
Other Assets Less Liabilities 0.0%‡		29,771
Net Assets 100.0%		$654,681,452

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $4,800,998, which represents 0.7% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$644,766,224	$—	$—	$644,766,224
Short-Term Investments	—	9,885,457	—	9,885,457
Total Investments	$644,766,224	$9,885,457	$—	$654,651,681

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 97.2%
Aerospace & Defense 4.0%
15,220	AeroVironment, Inc.*	$4,253,381
194,200	Archer Aviation, Inc. Class A*(a)	1,512,818
32,553	BWX Technologies, Inc.	5,823,080
10,670	Carpenter Technology Corp.	3,398,822
86,588	Kratos Defense & Security Solutions, Inc.*	6,589,347
		21,577,448
Automobile Components 2.2%
38,800	Modine Manufacturing Co.*	6,290,644
50,101	Patrick Industries, Inc.(a)	5,421,930
		11,712,574
Banks 1.4%
31,544	Western Alliance Bancorp	2,571,783
36,864	Wintrust Financial Corp.	4,940,513
		7,512,296
Biotechnology 12.4%
266,630	ADMA Biologics, Inc.*	5,113,963
72,558	Alkermes PLC*	2,146,266
50,407	Apogee Therapeutics, Inc.*	3,627,792
75,069	Arrowhead Pharmaceuticals, Inc.*	3,956,136
7,278	Ascendis Pharma AS ADR*	1,545,338
126,723	Bridgebio Pharma, Inc.*	9,125,323
31,027	Dianthus Therapeutics, Inc.*	1,364,568
84,530	Dyne Therapeutics, Inc.*	1,851,207
53,702	Ideaya Biosciences, Inc.*	1,912,865
27,446	Kymera Therapeutics, Inc.*	1,863,035
9,379	Madrigal Pharmaceuticals, Inc.*	5,599,075
24,238	Palvella Therapeutics, Inc.*	2,491,424
13,071	Praxis Precision Medicines, Inc.*	2,567,929
49,569	Protagonist Therapeutics, Inc.*	4,461,210
47,184	PTC Therapeutics, Inc.*	4,057,352
44,463	Rhythm Pharmaceuticals, Inc.*	4,850,469
110,886	Travere Therapeutics, Inc.*	3,926,473
89,409	Twist Bioscience Corp.*	2,861,982
91,770	Xenon Pharmaceuticals, Inc.*	4,103,954
		67,426,361
Broadline Retail 0.6%
27,849	Ollie's Bargain Outlet Holdings, Inc.*	3,428,490
Building Products 2.5%
19,409	Simpson Manufacturing Co., Inc.	3,248,679
Number of Shares		Value
Building Products – cont'd
216,593	Zurn Elkay Water Solutions Corp.	$10,331,486
		13,580,165
Capital Markets 5.6%
21,167	Evercore, Inc. Class A	6,774,922
37,669	Piper Sandler Cos.	12,653,017
172,866	StepStone Group, Inc. Class A	10,918,216
		30,346,155
Chemicals 1.2%
22,400	Hawkins, Inc.	2,912,448
37,710	Sensient Technologies Corp.	3,676,348
		6,588,796
Communications Equipment 1.3%
130,361	Calix, Inc.*	7,205,052
Construction & Engineering 4.5%
192,799	API Group Corp.*	7,627,128
10,050	IES Holdings, Inc.*	4,206,629
53,054	Primoris Services Corp.	6,714,514
17,909	Sterling Infrastructure, Inc.*	6,166,248
		24,714,519
Consumer Finance 4.2%
64,187	Dave, Inc.*	14,009,455
55,132	FirstCash Holdings, Inc.	8,733,460
		22,742,915
Consumer Staples Distribution & Retail 0.8%
73,237	Chefs' Warehouse, Inc.*	4,490,893
Diversified Consumer Services 1.1%
3,875	Grand Canyon Education, Inc.*	611,243
274,641	OneSpaWorld Holdings Ltd.	5,608,169
		6,219,412
Electrical Equipment 3.5%
51,999	Bloom Energy Corp. Class A*	5,680,371
52,055	Nextpower, Inc. Class A*	4,769,279
44,849	NuScale Power Corp.*	896,980
68,901	nVent Electric PLC	7,391,010
		18,737,640
Electronic Equipment, Instruments & Components 5.6%
39,026	Advanced Energy Industries, Inc.	8,241,901
19,106	Fabrinet*	8,777,487
294,091	Mirion Technologies, Inc.*	7,652,248
160,025	nLight, Inc.*	5,637,681
		30,309,317
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Energy Equipment & Services 1.2%
69,741	Solaris Energy Infrastructure, Inc.	$3,339,897
71,454	TechnipFMC PLC	3,234,008
		6,573,905
Health Care Equipment & Supplies 1.2%
96,884	AtriCure, Inc.*	3,499,450
26,642	Glaukos Corp.*	2,831,778
		6,331,228
Health Care Providers & Services 7.1%
367,254	AdaptHealth Corp.*	3,547,674
20,165	Billiontoone, Inc. Class A*	2,625,080
34,221	Encompass Health Corp.	3,977,164
65,167	Guardant Health, Inc.*	7,065,406
68,326	Hims & Hers Health, Inc.*(a)	2,716,642
187,780	Option Care Health, Inc.*	5,839,958
156,196	RadNet, Inc.*	12,931,467
		38,703,391
Health Care Technology 1.0%
152,045	Waystar Holding Corp.*	5,611,981
Hotels, Restaurants & Leisure 1.4%
71,443	Red Rock Resorts, Inc. Class A	4,184,416
12,100	Wingstop, Inc.	3,203,233
		7,387,649
Household Durables 2.7%
11,951	Cavco Industries, Inc.*	7,118,613
28,656	Installed Building Products, Inc.	7,680,381
		14,798,994
Independent Power and Renewable Electricity Producers 0.9%
12,600	Talen Energy Corp.*	4,967,802
Insurance 0.1%
28,000	Accelerant Holdings Class A*	407,960
IT Services 0.3%
57,669	Applied Digital Corp.*(a)	1,562,830
Life Sciences Tools & Services 1.0%
145,927	Adaptive Biotechnologies Corp.*	2,868,925
106,639	Stevanato Group SpA(a)	2,491,087
		5,360,012
Machinery 4.7%
33,358	ESCO Technologies, Inc.	7,102,252
64,142	Mueller Industries, Inc.	7,047,281
52,448	SPX Technologies, Inc.*	11,278,418
		25,427,951
Number of Shares		Value
Metals & Mining 1.2%
367,243	Coeur Mining, Inc.*	$6,342,287
Oil, Gas & Consumable Fuels 2.0%
59,300	DT Midstream, Inc.	7,202,578
310,354	Uranium Energy Corp.*	3,808,044
		11,010,622
Passenger Airlines 0.4%
166,773	Joby Aviation, Inc.*(a)	2,406,534
Pharmaceuticals 2.5%
35,373	Axsome Therapeutics, Inc.*	5,359,009
91,280	Crinetics Pharmaceuticals, Inc.*	4,158,717
93,404	Edgewise Therapeutics, Inc.*	2,432,240
57,511	LENZ Therapeutics, Inc.*(a)	1,755,236
		13,705,202
Professional Services 0.6%
32,271	Willdan Group, Inc.*	3,256,144
Semiconductors & Semiconductor Equipment 8.8%
71,288	Credo Technology Group Holding Ltd.*	12,660,749
66,695	Impinj, Inc.*	11,462,870
23,879	MACOM Technology Solutions Holdings, Inc.*	4,178,586
80,946	Rambus, Inc.*	7,736,009
214,933	Rigetti Computing, Inc.*	5,495,837
22,048	SiTime Corp.*	6,563,689
		48,097,740
Software 6.1%
143,767	Bitdeer Technologies Group Class A*(a)	1,927,915
112,273	D-Wave Quantum, Inc.*(a)	2,545,229
32,724	InterDigital, Inc.	11,707,011
108,822	IREN Ltd.*(a)	5,202,780
59,691	ServiceTitan, Inc. Class A*	5,333,988
540,821	SoundHound AI, Inc. Class A*(a)	6,516,893
		33,233,816
Technology Hardware, Storage & Peripherals 1.9%
212,684	IonQ, Inc.*(a)	10,485,321
Trading Companies & Distributors 1.2%
25,495	Applied Industrial Technologies, Inc.	6,598,616
Total Common Stocks (Cost $467,956,157)		528,862,018
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 7.5%
Investment Companies 7.5%
14,868,197	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(b)	$14,868,197
25,862,190	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(b)(c)	25,862,190
Total Short-Term Investments (Cost $40,730,387)		40,730,387
Total Investments 104.7% (Cost $508,686,544)		569,592,405
Liabilities Less Other Assets (4.7)%		(25,662,816)
Net Assets 100.0%		$543,929,589

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at
November 30, 2025 amounted to $39,865,208, collateralized by cash collateral of $25,862,190 and non-cash (U.S. Treasury Securities) collateral of $14,886,346 for the Fund.

(b)	Represents 7-day effective yield as of November 30, 2025.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$528,862,018	$—	$—	$528,862,018
Short-Term Investments	—	40,730,387	—	40,730,387
Total Investments	$528,862,018	$40,730,387	$—	$569,592,405

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 100.0%
Automobile Components 1.5%
2,507	Aptiv PLC*	$194,418
Building Products 3.7%
1,174	Trane Technologies PLC	494,818
Capital Markets 2.8%
2,319	Intercontinental Exchange, Inc.	364,779
Chemicals 5.2%
1,761	Ecolab, Inc.	484,557
497	Linde PLC	203,929
		688,486
Commercial Services & Supplies 3.4%
869	Republic Services, Inc.	188,625
2,607	Veralto Corp.	263,881
		452,506
Communications Equipment 3.4%
1,214	Motorola Solutions, Inc.	448,792
Construction & Engineering 0.9%
1,261	Stantec, Inc.	121,762
Containers & Packaging 1.6%
3,956	Ball Corp.	195,941
1,242	Graphic Packaging Holding Co.	20,095
		216,036
Electric Utilities 3.9%
5,993	NextEra Energy, Inc.	517,136
Electrical Equipment 2.4%
2,947	nVent Electric PLC	316,125
Electronic Equipment, Instruments & Components 4.5%
1,759	Coherent Corp.*	288,933
3,707	Trimble, Inc.*	301,824
		590,757
Financial Services 1.3%
4,966	HA Sustainable Infrastructure Capital, Inc.	170,632
Ground Transportation 7.0%
4,409	Canadian Pacific Kansas City Ltd.	319,961
10,157	CSX Corp.	359,152
2,810	Uber Technologies, Inc.*	245,987
		925,100
Health Care Equipment & Supplies 5.9%
4,694	Boston Scientific Corp.*	476,816
800	Dexcom, Inc.*	50,776
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
942	STERIS PLC	$250,836
		778,428
Health Care Providers & Services 3.4%
893	HCA Healthcare, Inc.	453,903
Household Durables 1.6%
1,294	D.R. Horton, Inc.	205,759
Household Products 1.5%
2,452	Colgate-Palmolive Co.	197,116
Independent Power and Renewable Electricity Producers 4.2%
13,538	Brookfield Renewable Corp.	561,692
Life Sciences Tools & Services 4.1%
1,056	Danaher Corp.	239,480
514	Thermo Fisher Scientific, Inc.	303,686
		543,166
Machinery 12.3%
682	Deere & Co.	316,782
5,753	Pentair PLC	605,446
2,199	Westinghouse Air Brake Technologies Corp.	458,602
1,775	Xylem, Inc.	249,689
		1,630,519
Pharmaceuticals 4.5%
445	Eli Lilly & Co.	478,584
1,045	Merck & Co., Inc.	109,547
		588,131
Professional Services 2.0%
1,146	Verisk Analytics, Inc.	257,930
Semiconductors & Semiconductor Equipment 13.3%
930	Analog Devices, Inc.	246,766
1,310	Broadcom, Inc.	527,877
4,569	NVIDIA Corp.	808,713
3,478	ON Semiconductor Corp.*	174,735
		1,758,091
Software 5.6%
1,027	Descartes Systems Group, Inc.*	84,645
1,539	Docusign, Inc.*	106,730
417	Intuit, Inc.	264,411
597	Tyler Technologies, Inc.*	280,363
		736,149

Total Common Stocks (Cost $9,668,066)		13,212,231
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Rights 0.0%‡
Health Care Equipment & Supplies 0.0%‡
248	Contra Abiomed, Inc., CVR*(a) (Cost $253)	$397

Short-Term Investments 0.2%
Investment Companies 0.2%
29,869	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(b) (Cost $29,869)	29,869
Total Investments 100.2% (Cost $9,698,188)		13,242,497
Liabilities Less Other Assets (0.2)%		(32,143)
Net Assets 100.0%		$13,210,354

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$13,212,231	$—	$—	$13,212,231
Rights#,(b)	—	—	397	397
Short-Term Investments	—	29,869	—	29,869
Total Investments	$13,212,231	$29,869	$397	$13,242,497

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2025
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Emerging Markets Equity Fund, Neuberger Equity Income Fund, Neuberger Focus Fund, Neuberger Genesis Fund, Neuberger International Equity Fund, Neuberger International Select Fund, Neuberger Intrinsic Value Fund, Neuberger Large Cap Growth Fund ("Large Cap Growth"), Neuberger Large Cap Value Fund, Neuberger Mid Cap Growth Fund, Neuberger Mid Cap Intrinsic Value Fund, Neuberger Multi-Cap Opportunities Fund, Neuberger Quality Equity Fund (formerly known as Neuberger Berman Sustainable Equity Fund), Neuberger Real Estate Fund, Neuberger Small Cap Growth Fund, and Neuberger U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to December 18, 2025, each Fund included "Neuberger Berman" in place of"Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, participatory notes, preferred stocks, warrants, rights, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of November 30, 2025, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,138,297	0.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company